SEC File Nos.
811-1880
2-33371



                       SECURITIES AND EXCHANGE COMMISSION
                         Washington, D. C. 20549

                                   FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Post-Effective Amendment No. 52  (X)
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             Amendment No. 33   (X)

                         THE INCOME FUND OF AMERICA, INC.
                (Exact name of registrant as specified in charter)
   P.O. Box 7650, One Market, Steuart Tower, San Francisco, California 94120
               (Address of principal executive offices) (Zip Code) Registrant's Telephone Number, Including Area Code: (415) 421-9360

                              Patrick F. Quan
                                 Secretary
                       The Income Fund of America, Inc.
                   P.O. Box 7650, One Market, Steuart Tower
                        San Francisco, California 94120
                    (Name and address of agent for service)
                                  Copy to:
                          Robert E. Carlson, Esq.
                   Paul, Hastings, Janofsky & Walker, LLP
                          555 South Flower Street
                       Los Angeles, California 90071

                 Approximate date of proposed public offering:
                   [X] It is proposed that this filing will
                       become effective on March 15, 2000
                       pursuant to paragraph (a) of Rule 485.

                         The Income Fund of America/(R)/

                                   Prospectus
                                 MARCH 15, 2000


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 ---------------------------------------------------------
 THE INCOME FUND OF AMERICA, INC.

 One Market
 Steuart Tower, Suite 1800
 San Francisco, California 94105

                               TICKER   NEWSPAPER      FUND
                               SYMBOL  ABBREVIATION   NUMBER
 ------------------------------------------------------------
 Class A                       AMECX       Inco         06
 Class B                        XXX        XXX         206





 TABLE OF CONTENTS
 -------------------------------------------------------
  Risk/Return Summary                               2
 -------------------------------------------------------
  Fees and Expenses of the Fund                     5
 -------------------------------------------------------
  Investment Objectives, Strategies and Risks       6
 -------------------------------------------------------
  Management and Organization                       9
 -------------------------------------------------------
  Shareholder Information                          11
 -------------------------------------------------------
  Choosing a Share Class                           12
 -------------------------------------------------------
  Purchase and Exchange of Shares                  13
 -------------------------------------------------------
  Sales Charges                                    14
 -------------------------------------------------------
  Sales Charge Reductions and Waivers              16
 -------------------------------------------------------
  Plans of Distribution                            17
 -------------------------------------------------------
  How to Sell Shares                               18
 -------------------------------------------------------
  Distributions and Taxes                          19
 -------------------------------------------------------
  Financial Highlights                             20
 -------------------------------------------------------
  Appendix                                         21
 -------------------------------------------------------

  IFA-010-0300/MC
                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 RISK/RETURN SUMMARY

 The fund seeks to provide you with current income and secondarily, to make your investment grow. It invests primarily in a broad range of income-producing securities, including stocks and bonds. Generally, the fund will invest a substantial portion of its assets in equity-type securities.

 The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability. An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to economic, political or social events in the U.S. or abroad. The prices of equity securities owned by the fund may be affected by events specifically involving the companies issuing those securities. The values of debt securities may be affected by changing interest rates and credit risk assessments. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the U.S. may be affected to a greater extent.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 INVESTMENT RESULTS

 The following information illustrates how the fund's results fluctuate. Past results are not an indication of future results.


                 Calendar Year Total Returns for Class A Shares

   (Results do not include a sales charge, if one were included, results would be lower.)
[bar chart graphic]
1990  -3.03
1991  23.78
1992  12.03
1993  14.01
1994  -2.50
1995  29.08
1996  15.23
1997  22.16
1998  9.47
1999  x.xx
 ------------------------------------------------------------------------------




 The fund's highest/lowest quarterly results during this time period were:

 Highest                  9.62%   (quarter ended March 31, 1991)
 Lowest                  -8.16%  (quarter ended September 30, 1990)

THE INCOME FUND OF AMERICA / PROSPECTUS

 For periods ended DECEMBER 31, 1999:

 AVERAGE ANNUAL
 TOTAL RETURN            ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A                                                    x.xx%/1/
 -------------------------------------------------------------------
 Class B                    N/A        N/A         N/A     N/A/2/
 -------------------------------------------------------------------
 S&P 500/3/               x.xx%      x.xx%       x.xx%     x.xx%
 -------------------------------------------------------------------
 Lehman Index/4/          x.xx%      x.xx%       x.xx%     x.xx%
 -------------------------------------------------------------------


 30-day yield:  x.xx%
 (For current yield information, please call American FundsLine/R/ at 1-800-325-3590)

 1 The fund began investment operations for Class A shares on December 1, 1973 when Capital Research and Management Company became the fund's investment adviser.

 2 The fund began investment operations for Class B shares on March 15, 2000.

 3 The Standard & Poor's 500 Composite Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.

 4 The Lehman Brothers Aggregate Bond Index represents investment grade debt.
  This index is unmanaged and does not reflect sales charges, commissions or expenses.



 Unlike the bar chart on the previous page, this table reflects the fund's investment results with the maximum initial or deferred sales charge deducted, as required by Securities and Exchange Commission rules. Class A share results are shown with the maximum initial sales charge of 5.75% deducted. Results would be higher if they were calculated at net asset value. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Class B shares are subject to a maximum deferred sales charge of 5.00% if shares are redeemed within the first year of purchasing them. The deferred sales charge is reduced for shares redeemed between two-six years after their purchase. No results were available for Class B shares as of the date of this prospectus.

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 FEES AND EXPENSES OF THE FUND

 Fees and expenses that you may pay if you buy and hold shares of the FUND.

 SHAREHOLDER FEES
 (fees paid directly from your investment)             CLASS A    CLASS B
 --------------------------------------------------------------------------
 Maximum sales charge imposed on purchases              5.75%/1/   0.00%
 (as a percentage of offering price)
 --------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends   0.00%      0.00%
 --------------------------------------------------------------------------
 Maximum deferred sales charge                          0.00%/2/   5.00%/3/
 --------------------------------------------------------------------------
 Redemption or exchange fees                            0.00%      0.00%


 1 Sales charges are reduced or eliminated for purchases of $25,000 or more.

 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

 3 Deferred sales charges are reduced after 12 months and eliminated after six years.

 ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from fund assets)  CLASS A    CLASS B/1/
 -----------------------------------------------
 Management Fees                                 0.28%       0.28%
 Distribution and/or Service (12b-1) Fees        0.24%/2/    1.00%/3/
 Other Expenses                                  0.07%       0.07%
 Total Annual Fund Operating Expenses            0.59%       1.35%


 1 Based on estimated amounts for the current fiscal year.

 2 Class A 12b-1 expenses may not exceed 0.25% of the fund's average net assets annually.

 3 Class B 12b-1 expenses may not exceed 1.00% of the fund's average net assets annually.

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. Class B is also shown assuming that shares are not redeemed at the end of the period. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cumulative expenses would be:

                                   YEAR  YEAR   YEAR   YEAR
                                   ONE   THREE  FIVE   TEN
 Class A                           $632  $753   $885  $1,270
 -----------------------------------------------------------------------------
 Class B - assuming redemption     $537  $728   $839  $1,316*
 Class B - assuming no redemption  $137  $428   $739  $1,316*

 * Assumes shares convert to Class A shares after eight years.

THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

 The fund's investment objectives are to provide you with current income while secondarily striving for capital growth. Normally, the fund invests primarily in income-producing securities. These include equity securities such as dividend-paying common stocks and debt securities such as interest-paying bonds. The fund may invest in securities of issuers domiciled outside the U.S. Generally, at least 60% of the fund's assets will be invested in equity-type securities. The fund may also invest up to 20% of its assets in lower quality, higher yielding debt securities (rated Ba and BB or below).

 The prices of equity securities held by the fund will decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency fluctuations. The values of most debt securities held by the fund may be affected by changing interest rates, effective maturities and credit ratings. For example, the values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. Debt securities are also subject to credit risk which is the possibility that an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds will be subject to greater price fluctuations than higher quality and shorter maturity bonds. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and by doing a credit analysis of each issuer as well as by monitoring economic and legislative developments. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives, but it also provides greater liquidity to meet redemptions or to make additional investments, and it would reduce the fund's exposure in the event of a market downturn.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 Since the fund's primary goal is to provide you with current income, the fund also calculates its income generated and dividend rates over various periods and compares them with the S&P 500.

 The following information illustrates the income generated by Class A shares of the fund compared with the income generated by the S&P 500:

 For periods ended JULY 31, 1999:

 INCOME GENERATED ON A
 $10,000 INVESTMENT/1/       THE FUND           S&P 500
 One Year                    $   497            $   147
 ------------------------------------------------------------
 Five Years                    3,316              1,641
 ------------------------------------------------------------
 Ten Years                     7,077              3,954
 ------------------------------------------------------------
 Lifetime/2/                  38,573             24,881
 ------------------------------------------------------------


 1 Results are at net asset value and assume capital gain distributions are reinvested and dividends are taken in cash.

 2 For the period beginning DECEMBER 1, 1973 (when Capital Research and
  Management Company became the fund's investment adviser).


THE FUND'S CLASS A DIVIDEND RATES COMPARED
WITH THE DIVIDEND RATES OF THE S&P 500/1/
[line chart]

         IFA   S&P 500
7/31/89  6.67  3.04
7/31/90  7.07  3.31
7/31/91  7.09  3.11
7/31/92  6.05  2.89
7/31/93  6.19  2.79
7/31/94  6.06  2.80
7/31/95  5.55  2.41
7/31/96  5.19  2.28
7/31/97  4.74  1.61
7/31/98  4.32  1.43
7/31/99  4.86  1.24
 -------------------------------------------------------


 /1/ The 12-month dividend rate is calculated by taking the total of the trailing 12 months' dividends and dividing by the month-end net asset value adjusted for capital gains. All numbers are calculated by Lipper Analytical Services.

 Past results are not an indication of future results.

THE INCOME FUND OF AMERICA / PROSPECTUS

 The following chart illustrates the asset mix of THE fund's investment portfolio as of the end of the fund's fiscal year, JULY 31, 1999.

[pie chart]

U.S. Equities 48.1%
Non-U.S. Equities 12.9%
U.S. Treasury & Federal Agency Obligations 5.6%
Other Fixed-Income Securities* 22.2%
Cash & Equivalents 11.2%

*Includes 4.9% in non-U.S. bonds denominated in U.S. dollars.

  * Includes 4.9% in non-U.S. bonds denominated in U.S. dollars.
                                                                   PERCENT OF
 Five Largest Industries in Equity Holdings                        NET ASSETS
 ------------------------------------------------------------------------------
 Banking                                                              8.48%
 ------------------------------------------------------------------------------
 Utilities: Electric & Gas                                            8.38
 ------------------------------------------------------------------------------
 Energy Sources                                                       7.52
 ------------------------------------------------------------------------------
 Telecommunications                                                   5.32
 ------------------------------------------------------------------------------
 Forest Products & Paper                                              4.08
 Ten Largest Equity Holdings
 ------------------------------------------------------------------------------
 U S West                                                             1.94%
 ------------------------------------------------------------------------------
 First Union                                                          1.90
 ------------------------------------------------------------------------------
 Phillips Petroleum                                                   1.54
 ------------------------------------------------------------------------------
 Atlantic Richfield                                                   1.39
 ------------------------------------------------------------------------------
 J.C. Penney                                                          1.29
 ------------------------------------------------------------------------------
 Weyerhaeuser                                                         1.24
 ------------------------------------------------------------------------------
 Bank of America                                                      1.11
 ------------------------------------------------------------------------------
 Houston Industries                                                   0.94
 ------------------------------------------------------------------------------
 USX-Marathon                                                         0.87
 ------------------------------------------------------------------------------
 J.P. Morgan                                                          0.85


 Bond Holdings by Quality Category (does not include convertible securities)
 See the Appendix for a description of quality categories
 ------------------------------------------------------------------------------
 U.S. Treasury and Agency                                             5.71%
 ------------------------------------------------------------------------------
 AAA                                                                  1.71
 ------------------------------------------------------------------------------
 AA                                                                   0.52
 ------------------------------------------------------------------------------
 A                                                                    2.23
 ------------------------------------------------------------------------------
 BBB                                                                  4.65
 ------------------------------------------------------------------------------
 BB                                                                   3.67
 ------------------------------------------------------------------------------
 B                                                                    8.18
 ------------------------------------------------------------------------------
 CCC                                                                  1.12
 ------------------------------------------------------------------------------
 CC                                                                   0.03


 Because the fund is actively managed, its holdings will change from time to time.

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the FUND. The total management fee paid by the FUND, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses of the Fund."

 Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into THE fund's code of ethics.

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for THE INCOME FUND OF AMERICA, INC. are listed on the following page.

THE INCOME FUND OF AMERICA / PROSPECTUS

                                                                                             APPROXIMATE YEARS OF EXPERIENCE
                                                                                              AS AN INVESTMENT PROFESSIONAL
                                                                   YEARS OF EXPERIENCE       (INCLUDING THE LAST FIVE YEARS)
                                                                 AS PORTFOLIO COUNSELOR     -----------------------------------
         PORTFOLIO COUNSELORS                                  (AND RESEARCH PROFESSIONAL,    WITH CAPITAL
                  FOR                                              IF APPLICABLE) FOR         RESEARCH AND
            THE INCOME FUND                                          THE INCOME FUND           MANAGEMENT
              OF AMERICA              PRIMARY TITLE(S)          OF AMERICA (APPROXIMATE)         COMPANY
         -----------------------------------------------------------------------------------  OR AFFILIATES      TOTAL YEARS
                                                                                            -----------------------------------
         JANET A.               President and Director of the  6 years (plus 8 years as a   18 years           24 years
         MCKINLEY               fund. DIRECTOR, CAPITAL        research professional prior
                                RESEARCH AND MANAGEMENT        to becoming a portfolio
                                COMPANY. SENIOR VICE           counselor for the fund)
                                PRESIDENT, CAPITAL RESEARCH
                                COMPANY*
         ----------------------------------------------------------------------------------------------------------------------
         STEPHEN E.             Senior Vice President of the   15 years (plus 11 years as   27 years           34 years
         BEPLER                 fund. SENIOR VICE PRESIDENT,   a research professional
                                CAPITAL RESEARCH COMPANY*      prior to becoming a
                                                               portfolio counselor for the
                                                               fund)
         ----------------------------------------------------------------------------------------------------------------------
         ABNER D.               Senior Vice President of the   26 years                     33 years           48 years
         GOLDSTINE              fund. SENIOR VICE PRESIDENT
                                AND DIRECTOR, CAPITAL
                                RESEARCH AND MANAGEMENT
                                COMPANY
         ----------------------------------------------------------------------------------------------------------------------
         DINA N.                Senior Vice President of the   8 years                      8 years            22 years
         PERRY                  fund. SENIOR VICE PRESIDENT,
                                CAPITAL RESEARCH AND
                                MANAGEMENT COMPANY
         ----------------------------------------------------------------------------------------------------------------------
         HILDA L.               Vice President of the fund.    2 years (plus 3 years as a   5 years            13 years
         APPLBAUM               VICE PRESIDENT, CAPITAL        research professional prior
                                RESEARCH COMPANY*              to becoming a portfolio
                                                               counselor for the fund)
                                                                                            -----------------------------------
         -----------------------------------------------------------------------------------
         DAVID C.               Vice President of the fund.    3 years                      12 years           19 years
         BARCLAY                VICE PRESIDENT, CAPITAL
                                RESEARCH AND MANAGEMENT
                                COMPANY
         ----------------------------------------------------------------------------------------------------------------------
         JOHN H.                Vice President of the fund.    7 years                      17 years           18 years
         SMET                   VICE PRESIDENT, CAPITAL
                                RESEARCH AND MANAGEMENT
                                COMPANY
         * Company affiliated with Capital Research and Management Company
----------------------------------------------------------------------------------------------------------------------------------

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS



 A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

 You may invest in the fund through various retirement plans. However, Class B shares generally are not available to certain retirement plans (for example, group retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans). Additionally, some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact American Funds Service Company, your plan administrator/trustee or dealer.

THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 CHOOSING A SHARE CLASS

 The fund offers both Class A and Class B shares. Each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation.

 Factors you should consider in choosing a class of shares include:

  -  How long you expect to own the shares

  -  How much you intend to invest

  -  The expenses associated with owning shares of each class

  - Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

 Differences between Class A and Class B shares include:


                CLASS A                                 CLASS B
 ------------------------------------------------------------------------------
  Initial sales charge of up to 5.75%.   No initial sales charge
  Sales charges are reduced for
  purchases of $25,000 or more (see
  "Sales Charges - Class A")
 ------------------------------------------------------------------------------
  Distribution and service (12b-1)       Distribution and service (12b-1) fees
  fees of up to 0.25% annually           of up to 1.00% annually
 ------------------------------------------------------------------------------
  Higher dividends than Class B shares   Lower dividends than Class A shares
  due to lower annual expenses           due to higher distribution fees and
                                         other expenses
 ------------------------------------------------------------------------------
  No contingent deferred sales charge    A contingent deferred sales charge
  (except on certain redemptions on      applies if you sell shares within six
  purchases of $1 million or more        years of buying them.  The charge
  bought without an initial sales        starts at 5% and declines thereafter
  charge)                                until it reaches 0% after six years.
                                         (see "Sales Charges - Class B")
 ------------------------------------------------------------------------------
  No purchase maximum                    Maximum purchase of $100,000
 ------------------------------------------------------------------------------
                                         Automatically convert to Class A
                                         shares after eight years, reducing
                                         future annual expenses
 ------------------------------------------------------------------------------

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE

 Generally, you may open an account by contacting any investment dealer authorized to sell THE fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

 EXCHANGE

 You may exchange your shares into shares of the same class of other funds in The American Funds Group generally without a sales charge. For purposes of computing the contingent deferred sales charge on Class B shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.

 PURCHASE MINIMUMS FOR CLASS A AND B SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 Purchase Maximum for Class B Shares                            $100,000


 SHARE PRICE

 THE fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market

THE INCOME FUND OF AMERICA / PROSPECTUS
 prices are used when available. If a market price for a particular security is not available, THE fund will determine the appropriate price for the security.

 Your shares will be purchased at the net asset value plus any applicable sales charge in the case of Class A shares, or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. Sales of certain Class A and B shares may be subject to contingent deferred sales charges.

 ---------------------------------------------------------
 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced for larger purchases as indicated below.


                                    SALES CHARGE AS A
                                      PERCENTAGE OF

                                    --------------------     DEALER
                                                NET        COMMISSION
                                    OFFERING   AMOUNT       AS % OF
 INVESTMENT                          PRICE    INVESTED   OFFERING PRICE

 -----------------------------------------------------------------------
 Less than $25,000                   5.75%     6.10%         5.00%
 -----------------------------------------------------------------------
 $25,000 but less than $50,000       5.00%     5.26%         4.25%
 -----------------------------------------------------------------------
 $50,000 but less than $100,000      4.50%     4.71%         3.75%
 -----------------------------------------------------------------------
 $100,000 but less than $250,000     3.50%     3.63%         2.75%
 -----------------------------------------------------------------------
 $250,000 but less than $500,000     2.50%     2.56%         2.00%
 -----------------------------------------------------------------------
 $500,000 but less than $750,000     2.00%     2.04%         1.60%
 -----------------------------------------------------------------------
 $750,000 but less than $1 million   1.50%     1.52%         1.20%
 -----------------------------------------------------------------------
 $1 million or more and certain other
 investments described below           see below  see below   see below



 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF
 REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made through certain qualified fee-based programs, and retirement plans, endowments or foun-

                                         THE INCOME FUND OF AMERICA / PROSPECTUS
 dations with $50 million or more in assets may also be made with no sales charge and are not subject to a contingent deferred sales charge. The fund may pay a dealer concession of up to 1% under its Plan of Distribution on investments made with no initial sales charge.

 CLASS B

 Class B shares are sold without any initial sales charge. However, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.


 Contingent deferred sales charge
    on shares sold within year      as a % of shares being sold
 ---------------------------------------------------------------
                1                              5.00%
                2                              4.00%
                3                              4.00%
                4                              3.00%
                5                              2.00%
                6                              1.00%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subect to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

 CLASS B CONVERSION TO A SHARES

 Class B shares automatically convert to Class A shares in the first month of the eight-year anniversary of the purchase date. This will reduce future annual expenses. For more information about the conversion of Class B shares, including information about how shares acquired through reinvestment of distributions are treated and certain circumstances under which Class B shares may not convert to Class A shares, please see the statement of additional information.

THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B contingent deferred sales charge using one or any combination of the methods described below and in the statement of additional information and "Welcome to the Family."

 REDUCING YOUR CLASS A SALES CHARGES

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for their own account(s) and/or:

  - trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

  -  solely controlled business accounts.

  -  single-participant retirement plans.

 Other types of accounts may also be aggregated. You should check with your financial adviser or consult the statement of additional information or "Welcome to the Family" for more information.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of Class A and/or B shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing Class A and B holdings in the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to

                                         THE INCOME FUND OF AMERICA / PROSPECTUS
 combine all Class A and B share non-money market fund purchases, as well as individual American Legacy variable annuity and life insurance policies you tend to make over a 13-month period to determine the applicable sales charge. At your request purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B SHARES

 The contingent deferred sales charge on Class B shares may be waived in the following cases:

  - to receive payments through systematic withdrawal plans (up to 12% of the value of your account);

  - to receive certain distributions, such as required minimum distributions, from retirement accounts; or

  - for redemptions due to death or post-purchase disability of the shareholder.

 For more information, please consult your financial adviser, "Welcome to the Family," and the statement of additional information.

 ---------------------------------------------------------
 PLANS OF DISTRIBUTION

 THE fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by THE fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares and up to 1.00% for Class B shares. Up to 0.25% of these payments are used to pay service fees to qualified dealers for providing certain shareholder services. The remaining 0.75% expense for Class B shares is used for financing commissions paid to your dealer. The 12b-1 fees paid by THE fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of THE fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  -  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  -  Requests must be signed by the registered shareholder(s).

  -  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

  - Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

  -  Checks must be made payable to the registered shareholder.

  - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold THE fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are

                                         THE INCOME FUND OF AMERICA / PROSPECTUS
 genuine. If reasonable procedures are not employed, THE fund may be liable for losses due to unauthorized or fraudulent instructions.

 ---------------------------------------------------------
 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 THE fund intends to distribute dividends to you, usually IN MARCH, JUNE, SEPTEMBER AND DECEMBER. Capital gains, if any, are usually distributed IN DECEMBER. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the FUND may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The FUND'S distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the FUND will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the FUND is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.

THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 FINANCIAL HIGHLIGHTS

 The financial highlights table is intended to help you understand THE fund's results for the past five years and is currently only shown for Class A shares.
  When available, a similar table will be shown for Class B shares. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the FUND (assuming reinvestment of all dividends and distributions). This information has been audited by DELOITTE & TOUCHE LLP, whose report, along with THE fund's financial statements, is included in the statement of additional information, which is available upon request.




                                           YEARS ENDED JULY 31
                                       ------------------------------
                               1999      1998      1997      1996       1995
                             --------------------------------------------------
 Net Asset Value,             $18.25    $18.59    $15.89    $14.92     $13.59
 Beginning of Year
 ------------------------------------------------------------------------------
 Income From Investment
 Operations:
 Net investment income           .88       .85       .86       .87        .85
 Net gains or losses on
 securities (both                .45      1.11      3.55      1.11       1.29
 realized and unrealized)
 ------------------------------------------------------------------------------
 Total from investment          1.33      1.96      4.41      1.98       2.14
 operations
 ------------------------------------------------------------------------------
 Less Distributions:
 Dividends (from net
 investment income)             (.88)     (.82)     (.90)     (.83)      (.75)
 Distributions (from           (1.19)    (1.48)     (.81)     (.18)      (.06)
 capital gains)
 ------------------------------------------------------------------------------
 Total distributions           (2.07)    (2.30)    (1.71)    (1.01)      (.81)
 ------------------------------------------------------------------------------
 Net Asset Value,             $17.51    $18.25    $18.59    $15.89     $14.92
 End of Year
 ------------------------------------------------------------------------------
 Total return*                 7.79%    11.32%    29.28%    13.46%     16.42%
 ------------------------------------------------------------------------------
 Ratios/Supplemental Data:
 Net assets, end of year     $23,012   $22,113   $18,814   $14,459    $12,290
 (in millions)
 ------------------------------------------------------------------------------
 Ratio of expenses to           .59%      .59%      .61%      .62%       .65%
 average net assets
 ------------------------------------------------------------------------------
 Ratio of net income           4.99%     4.75%     5.09%     5.56%      6.12%
 to average net assets
 ------------------------------------------------------------------------------
 Portfolio turnover rate      44.35%    34.68%    40.92%    37.77%     26.26%
 * Excludes maximum sales charge of 5.75%.

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 APPENDIX

 Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C," according to quality as described below.

 "Aaa--Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such shares."

 "Aa--High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

 "A--Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

 "Baa--Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

 "Ba--Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

 "B--Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

 "Caa--Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

 "Ca--Speculative in a high degree; often in default or having other marked shortcomings."

 "C--Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

THE INCOME FUND OF AMERICA / PROSPECTUS

 Moody's supplies numerical indicators, 1, 2 and 3 to rating categories. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of that generic category.

 Standard & Poor's Corporation rates the long-term debt securities issued by various entities in categories ranging from "AAA" to "D," according to quality as described below.

 "AAA--Highest rating. Capacity to pay interest and repay principal is extremely strong."

 "AA--High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

 "A--Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

 "BBB--Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

 "BB, B, CCC, CC, C--Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

 "C1--Reserved for income bonds on which interest is being paid."

 "D--In default and payment of interest and/or repayment of principal is in arrears."

 Standard & Poor's applies indicators "+", no character and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                                         THE INCOME FUND OF AMERICA / PROSPECTUS

 FOR SHAREHOLDER       FOR RETIREMENT PLAN          FOR DEALER
 SERVICES              SERVICES                     SERVICES
 American Funds        Call your employer or        American Funds
 Service Company       plan administrator           Distributors
 800/421-0180                                       800/421-9900 ext. 11





                      FOR 24-HOUR INFORMATION
        American FundsLine(R)  American FundsLine OnLine(R)
        800/325-3590           http://www.americanfunds.com


 Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

 ---------------------------------------------------------
 MULTIPLE TRANSLATIONS

 This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ---------------------------------------------------------
 OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

 Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODE OF ETHICS

 The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The code of ethics describes the fund's personal investing policy.

 The fund's code of ethics and current SAI has been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

                            *     *     *     *     *

 To request a free copy of any of the documents above:


 Call American Funds         Write to the Secretary of the fund
 Service Company       or    P.O. Box 7650San Francisco,
 800/421-0180 ext. 1         California 94120


 Investment Company File No. 811-1880
                                                       Printed on recycled paper

                        THE INCOME FUND OF AMERICA, INC.

                                     Part B
                      Statement of Additional Information

                                 March 15, 2000


This document is not a prospectus but should be read in conjunction with the current prospectus of The Income Fund of America, Inc. (the "fund" or "IFA") dated March 15, 2000. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                        The Income Fund of America, Inc.
                              Attention: Secretary
                     One Market Steuart Tower, Suite 1800
                        San Francisco, California 94105
                                 (415) 421-9360

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        8
Fund Organization and Voting Rights . . . . . . . . . . . . . . . .       10
Fund Directors and Officers . . . . . . . . . . . . . . . . . . . .       11
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       15
Dividends, Distributions and Taxes. . . . . . . . . . . . . . . . .       18
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       22
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       24
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       26
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       29
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       30
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       31
Shareholder Account Services and Privileges . . . . . . . . . . . .       32
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       35
General Information . . . . . . . . . . . . . . . . . . . . . . . .       36
Class A Share Investment Results and Related Statistics . . . . . .       37
Financial Statements




                      The Income Fund of America -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


OBJECTIVE

 .    The fund will invest at least 65% of its assets in income producing securities.

EQUITY SECURITIES

 .    The fund will generally invest at least 60% of its assets in equity securities. However, at times the fund may be substantially invested in equity or debt securities (i.e., more than 60%) or may be solely invested in equity or debt securities (i.e., 100%).

DEBT SECURITIES

 .    The fund may invest up to 20% of its assets in straight debt securities rated  BB by Standard & Poor's Corporation (S&P) and Ba by Moody's
     Investors Services, Inc. (Moody's) or below or unrated but determined to be of equivalent quality. (The 20% limit shall not apply to debt securities that have equity conversion or purchase rights.)
 .    The fund's high-yield, high-risk securities may be rated as low as Ca by
     Moody's or CC by S&P or unrated but determined to be of equivalent quality.
 .    The fund may invest up to 11/2% of its assets in inverse floating rate notes.
 .    The fund may invest up to 5% of its assets in reinsurance related notes and bonds.

NON-U.S. SECURITIES

 .    The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index.
 .    The fund may invest up to 10% of its assets in debt securities of issuers domiciled outside the U.S. (must be U.S. dollar denominated).

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall markets for these securities.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller companies (typically companies with market capitalizations of less than $1.5 billion at the time of


                      The Income Fund of America -- Page 2
purchase). The Investment Adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings thus creating a greater chance of loss than securities of larger capitalization companies.


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general their prices decline when interest rates rise and vice versa.


High-yield, high-risk bonds rated Ba or below by Standard & Poor's Corporation and BB or below by Moody's Investors Services, Inc. (or unrated but considered to be of equivalent quality) are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, high-yield, high-risk bonds.


Certain risk factors relating to "high-yield, high-risk bonds" are discussed below.


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - High-yield, high-risk bonds can be sensitive to adverse economic changes and political and corporate developments and may be less sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of high-yield, high-risk bonds.

     PAYMENT EXPECTATIONS - High-yield, high-risk bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.


                      The Income Fund of America -- Page 3

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics such as non-convertible preferred stocks and convertible securities. These securities may at times resemble equity more than debt and vice versa. The risks of convertible preferred stocks are similar to those of equity securities and they often automatically convert into common stock. Non-convertible preferred stocks with stated redemption rates are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Bonds, convertible preferred stocks, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities prior to conversion pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities, and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The fund may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.


REINSURANCE RELATED NOTES AND BONDS - The fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, the reinsurance company would not be required to repay all or a portion of the principal value of the notes or bonds if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.


INVERSE FLOATING RATE NOTES -- The fund may invest to a very limited extent (no more than 1.5% of its assets) in inverse floating rate notes (a type of derivative instrument). These notes have


                      The Income Fund of America -- Page 4
rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in the instruments' interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA, and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


"Collateralized mortgage obligations" (CMOs) are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed-through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through


                      The Income Fund of America -- Page 5
credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


U.S. GOVERNMENT SECURITIES - Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Farmers Home Administration, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Tennessee Valley Authority, and Federal Farm Credit Bank System.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. involves special risks, caused by, among other things: currency controls, fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may only invest in securities of issuers in developing countries to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts


                      The Income Fund of America -- Page 6
entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal income tax purposes, the character and timing of income, gain or loss recognized by the fund.


CASH AND CASH EQUIVALENTS - These securities include (i) commercial paper (short-term notes up to 9 months in maturity issued by corporations or governmental bodies), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and saving bank obligations (e.g., certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. All such securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures which have been adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


                      The Income Fund of America -- Page 7

The fund may also enter into "roll" transactions which are the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical securities at a later date. The fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement. The fund intends to treat roll transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into roll transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the Investment Company Act of 1940 (the "1940 Act"). The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved.


The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


The fund may not:


1.   Act as underwriter of securities issued by other persons.

2. Invest more than 10% of the value of its total assets in securities that are illiquid.

3. Borrow money, except temporarily for extraordinary or emergency purposes, in an amount not exceeding 5% of the value of the Fund's total assets at the time of such borrowing.


                      The Income Fund of America -- Page 8

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

5.   Purchase or deal in commodities or commodity contracts.

6. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

7. Purchase securities of any company for the purpose of exercising control or management.

8. Purchase any securities on "margin", except that it may obtain such short-term credit as may be necessary for the clearance of purchases of securities.

9. Sell or contract to sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.

10. Purchase or sell puts, calls, straddles, or spreads, but this restriction shall not prevent the purchase or sale of rights represented by warrants or convertible securities.

11. Purchase any securities of any issuer, except the U.S. Government (or its instrumentalities), if immediately after and as a result of such investment (1) the market value of the securities of such other issuer shall exceed 5% of the market value of the total assets of the fund, or (2) the fund shall own more than 10% of the outstanding voting securities of such issuer, provided that this restriction shall apply only as to 75% of the fund's total assets.

12. Purchase any securities (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if immediately after and as a result of such purchase 25% or more of the market value of the total assets of the fund would be invested in securities of companies in any one industry.

For purposes of Investment Restriction #2, restricted securities are treated as illiquid by the fund, with the exception of those securities that have been determined to be liquid pursuant to procedures adopted by the fund's Board of Directors. In addition, the fund may not invest more than 15% of the value of its net assets in securities that are illiquid. Furthermore, the fund may not issue senior securities.


NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1.    The Fund does not currently intend to lend portfolio securities.

2. The Fund may not invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended.


                      The Income Fund of America -- Page 9

Notwithstanding non-fundamental Investment Restriction #2, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the Securities and Exchange Commission.


                      FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on March 8, 1969 and reorganized as a Maryland corporation on December 16, 1983.


All fund operations are supervised by the fund's Board of Directors which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Directors and Director Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund currently has two classes of shares -- Class A and Class B. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors. Class A and Class B shareholders have exclusive voting rights with respect to the rule 12b-1 Plans adopted in connection with the distribution of shares. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class may have separate voting rights on matters in which the interests of one class are different from interests of another class. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


REMOVAL OF DIRECTORS BY SHAREHOLDERS - At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast, remove any Director from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of Directors, as though the fund were a common-law trust. Accordingly, the Directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any Directors when requested in writing to do so by the record holders of at least 10% of the outstanding shares.


                     The Income Fund of America -- Page 10

                          FUND DIRECTORS AND OFFICERS

                      Directors and Director Compensation


                                                                                         AGGREGATE
                                                                                        COMPENSATION
                                                                                   (INCLUDING VOLUNTARILY
                                                                                          DEFERRED
                                                                                      COMPENSATION/1/)
                                                                                       FROM THE FUND
                           POSITION                                                  DURING FISCAL YEAR
                             WITH             PRINCIPAL OCCUPATION(S) DURING               ENDED
NAME, ADDRESS AND AGE     REGISTRANT                   PAST 5 YEARS                    JULY 31, 1999
-----------------------------------------------------------------------------------------------------------
 Robert A. Fox           Director         President and Chief Executive Officer,          $25,500/4/
 P.O. Box 457                             Foster Farms, Inc.
 1000 Davis Street
 Livingston, CA 95334
 Age: 62
-----------------------------------------------------------------------------------------------------------
 Roberta L. Hazard       Director         Consultant; Rear Admiral, United                $ 24,000
 1419 Audmar Drive                        States Navy (Retired)
 McLean, VA 22101
 Age: 65
-----------------------------------------------------------------------------------------------------------
 Leonade D. Jones        Director         Management consultant; former                   $34,583/4/
 1536 Los Montes                          Treasurer, The Washington Post Company
 Drive
 Burlingame, CA 94010
 Age: 52
-----------------------------------------------------------------------------------------------------------
 John G. McDonald        Director         The IBJ Professor of Finance, Graduate          $32,900/4/
 Stanford University                      School of Business, Stanford
 Stanford, CA 94305                       University
 Age: 62
-----------------------------------------------------------------------------------------------------------
 + Janet A. McKinley     President and    Director, Capital Research and                   None/5/
 630 Fifth Avenue        Director         Management Company. Senior Vice
 New York, NY 10111                       President, Capital Research Company*
 Age: 45
-----------------------------------------------------------------------------------------------------------
 James K. Peterson       Director         Managing Director, Oak Glen                      None/6/
 5560 North Via Elena                     Consultancy, LLC; former Director of
 Tucson, AZ                               Investment Management, IBM Retirement
 85718-5510                               Fund, IBM Corporation
 Age: 58
-----------------------------------------------------------------------------------------------------------
 + James W. Ratzlaff     Director         Senior Partner, The Capital Group                None/5/
 333 South Hope                           Partners L.P.
 Street
 Los Angeles, CA
 90071
 Age: 63
-----------------------------------------------------------------------------------------------------------
 Henry E. Riggs          Director         President, Keck Graduate Institute of           $29,400/4/
 535 Watson Drive                         Applied Life Sciences; former
 Claremont, CA 91711                      President and Professor of
 Age: 65                                  Engineering, Harvey Mudd College
-----------------------------------------------------------------------------------------------------------
 + Walter P. Stern       Chairman of      Vice Chairman, Capital Group                     None/5/
 630 Fifth Avenue        the Board        International, Inc.; Chairman, Capital
 New York, NY 10111                       International, Inc.; Director,
 Age: 71                                  Temple-Inland Inc. (forest products)
-----------------------------------------------------------------------------------------------------------
 Patricia K. Woolf       Director         Private investor; Lecturer, Department          $ 31,900
 506 Quaker Road                          of Molecular Biology, Princeton
 Princeton, NJ 08540                      University; Corporate Director
 Age: 66
-----------------------------------------------------------------------------------------------------------
                             TOTAL COMPENSATION
                           (INCLUDING VOLUNTARILY
                                  DEFERRED
                            COMPENSATION/1/) FROM      TOTAL NUMBER
                            ALL FUNDS MANAGED BY         OF FUND
                            CAPITAL RESEARCH AND          BOARDS
                             MANAGEMENT COMPANY          ON WHICH
                        OR ITS AFFILIATES/2/ FOR THE     DIRECTOR
NAME, ADDRESS AND AGE     YEAR ENDED JULY 31, 1999      SERVES/3/
--------------------------------------------------------------------
 Robert A. Fox                   $125,500/4/                7
 P.O. Box 457
 1000 Davis Street
 Livingston, CA 95334
 Age: 62
--------------------------------------------------------------------
 Roberta L. Hazard               $  78,000                  4
 1419 Audmar Drive
 McLean, VA 22101
 Age: 65
--------------------------------------------------------------------
 Leonade D. Jones                $138,000/4/                6
 1536 Los Montes
 Drive
 Burlingame, CA 94010
 Age: 52
--------------------------------------------------------------------
 John G. McDonald                $261,250/4/                9
 Stanford University
 Stanford, CA 94305
 Age: 62
--------------------------------------------------------------------
 + Janet A. McKinley               None/6/                  1
 630 Fifth Avenue
 New York, NY 10111
 Age: 45
--------------------------------------------------------------------
 James K. Peterson                 None/5/                  2
 5560 North Via Elena
 Tucson, AZ
 85718-5510
 Age: 58
--------------------------------------------------------------------
 + James W. Ratzlaff               None/5/                  7
 333 South Hope
 Street
 Los Angeles, CA
 90071
 Age: 63
--------------------------------------------------------------------
 Henry E. Riggs                  $104,450/4/                4
 535 Watson Drive
 Claremont, CA 91711
 Age: 65
--------------------------------------------------------------------
 + Walter P. Stern                 None/5/                  3
 630 Fifth Avenue
 New York, NY 10111
 Age: 71
--------------------------------------------------------------------
 Patricia K. Woolf               $ 139,950                  6
 506 Quaker Road
 Princeton, NJ 08540
 Age: 66
--------------------------------------------------------------------




                     The Income Fund of America -- Page 11

                     The Income Fund of America -- Page 12

* Company affiliated with Capital Research and Management Company.
+ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.
1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.

2 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as
  amended ("501(c)(3) organization");      (ii) any trust, the present or future
  beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

3 Includes funds managed by Capital Research and Management Company and affiliates.

4 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) as of fiscal year ended July 31, 1999 for participating Directors is as follows: Robert A. Fox ($259,212), Leonade D. Jones ($82,532), John G. McDonald ($149,715) and Henry
  E. Riggs ($171,571). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

5 Janet A. McKinley, James W. Ratzlaff, and Walter P. Stern are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

6 James K. Peterson was elected a Director of the fund on December 1, 1999 and did not receive any compensation from the fund or any other fund managed by Capital Research and Management Company or its affiliates for the fiscal year ended July 31, 1999.


                     The Income Fund of America -- Page 13

                                    OFFICERS


                               POSITION(S)     PRINCIPAL OCCUPATION(S) DURING
   NAME AND ADDRESS     AGE  WITH REGISTRANT            PAST 5 YEARS
-------------------------------------------------------------------------------
Walter P. Stern
(see above)
-------------------------------------------------------------------------------
Janet A. McKinley
(see above)
-------------------------------------------------------------------------------
Darcy B. Kopcho         46   Executive Vice   Executive Vice President and
333 South Hope Street        President        Research Director, Capital
Los Angeles, CA 90071                         Research Company
-------------------------------------------------------------------------------
Stephen E. Bepler       57   Senior Vice      Senior Vice President, Capital
630 Fifth Avenue             President        Research Company*
New York, NY 10111
-------------------------------------------------------------------------------
Abner D. Goldstine      70   Senior Vice      Senior Vice President and
11100 Santa Monica           President        Director, Capital Research and
Boulevard                                     Management Company
Los Angeles, CA 90025
-------------------------------------------------------------------------------
Paul G. Haaga, Jr.      51   Senior Vice      Executive Vice President and
333 South Hope Street        President        Director, Capital Research and
Los Angeles, CA 90071                         Management Company; Director,
                                              American Funds Service Company;
                                              Director, American Funds
                                              Distributors, Inc.
-------------------------------------------------------------------------------
Dina N. Perry           54   Senior Vice      Senior Vice President, Capital
3000 K Street, N.W.          President        Research and Management Company
Washington, D.C. 20007
-------------------------------------------------------------------------------
Hilda L. Applbaum       39   Vice President   Vice President, Capital Research
P.O. Box 7650                                 Company
San Francisco, CA
94120
-------------------------------------------------------------------------------
David C. Barclay        43   Vice President   Vice President, Capital Research
11100 Santa Monica                            and Management Company
Boulevard
Los Angeles, CA 90025
-------------------------------------------------------------------------------
John H. Smet            43   Vice President   Vice President, Capital Research
11100 Santa Monica                            and Management Company
Boulevard
Los Angeles, CA 90025
-------------------------------------------------------------------------------
Patrick F. Quan         41   Secretary        Vice President - Fund Business
P.O. Box 7650                                 Management Group, Capital
San Francisco, CA                             Research and Management Company
94120
-------------------------------------------------------------------------------
Anthony W. Hynes, Jr.   37   Treasurer        Vice President - Fund Business
135 South State                               Management Group, Capital
College Blvd.                                 Research and Management Company
Brea, CA 92821
-------------------------------------------------------------------------------
R. Marcia Gould         45   Assistant        Vice President - Fund Business
135 South State              Treasurer        Management Group, Capital
College Boulevard                             Research and Management Company
Brea, CA 92821
-------------------------------------------------------------------------------


* Company affiliated with Capital Research and Management Company.


                     The Income Fund of America -- Page 14

All of the officers listed are officers, and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.


No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays annual fees of $18,000 to Directors who are not affiliated with the Investment Adviser, plus $1,000 for each Board of Directors meeting attended, plus $500 for each meeting attended as a member of a committee of the Board of Directors. In lieu of meeting attendance fees, members of the Proxy Committee receive an annual retainer fee of $4,000 per annum from the fund if they serve as a member of four proxy committees, or $5,500 if they serve as a member of two proxy committees, meeting jointly.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser. As of July 31, 1999 the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $200 billion of stocks, bonds and money market instruments and serves over eight million investors of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until December 31, 2000, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


                     The Income Fund of America -- Page 15

The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plan of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income means gross income, computed without taking account of gains or losses from sales of capital assets, but including original issue discount as defined for federal income tax purposes. The Internal Revenue Code in general defines original issue discount to mean the difference between the issue price and the stated redemption price at maturity of certain debt obligations. The holder of such indebtedness is in general required to treat as ordinary income the proportionate part of the original issue discount attributable to the period during which the holder held the indebtedness.


The management fee is based upon the annual rates of 0.25% on the first $500 million of the fund's net assets, 0.23% on net assets in excess of $500 million but not exceeding $1 billion, 0.21% on net assets in excess of $1 billion but not exceeding $1.5 billion, 0.19% on net assets in excess of $1.5 billion but not exceeding $2.5 billion, 0.17% on net assets in excess of $2.5 billion but not exceeding $4 billion, 0.16% on net assets in excess of $4 billion but not exceeding $6.5 billion, 0.15% on net assets in excess of $6.5 billion but not exceeding $10.5 billion, 0.145% on net assets in excess of $10.5 billion but not exceeding $17 billion, 0.14% on net assets in excess of $17 billion but not exceeding $27.5 billion, and 0.135% on net assets in excess of $27.5 billion, plus 2.25% of the fund's gross investment income for the preceding month. Assuming net assets of $23 billion and gross investment income levels of 3%, 4%, 5%, 6%, 7% and 8%, management fees would be 0.22%, 0.24%, 0.27%, 0.28%, 0.31%
and 0.34% of net assets, respectively. In connection with the approval of the Agreement by the fund's Board of Directors, the Investment Adviser has agreed to waive any fees to the extent they would exceed those payable under the rate structure contained in its previous agreement. The fee structure referenced above is lower than that in the previous agreement except in the event that the fund's net assets were to fall below $8 billion when fees are equal to, or higher than, that in the previous agreement.


The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1-1/2% of the first $30 million of the net assets of the fund and 1% of the net assets in excess thereof. Expenses which are not subject to this limitation are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


                     The Income Fund of America -- Page 16

For the fiscal year ended July 31, 1999, the Investment Adviser received $35,197,000 for the basic management fee (based on a percentage of the net assets of the fund as expressed above) plus $28,192,000 (based on a percentage of the fund's gross income as expressed above), for a total fee of $63,389,000. For the fiscal years ended 1998 and 1997, management fees paid by the fund amounted to $57,649,000 and $47,820,000, respectively.


PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted Plans of Distribution (the Plans), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of Class A shares during the fiscal year ended July 31, 1999 amounted to $12,692,000 after allowance of $60,189,000 to dealers.


During the fiscal years ended 1998 and 1997 the Principal Underwriter retained $17,111,000 and $10,140,000, respectively after an allowance of $82,972,000 and $49,612,000 to dealers, respectively.


As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. The officers and directors who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plans due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plans to the fund include shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the Board of Directors.


Under the Plans the fund may expend up to 0.25% of its net assets annually for Class A shares and up to 1.00% of its net assets annually for Class B shares to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made. For Class A shares these include up to 0.25% in service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, rollover IRA accounts as described in "Individual Retirement Account (IRA) Rollovers" below, and retirement plans, endowments or foundations with $50 million or more in assets). For Class B shares these include 0.25% in service fees for qualified dealers and 0.75% in payments to the Principal Underwriter for financing commissions paid to qualified dealers selling Class B shares.


Commissions on sales of Class A shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under


                     The Income Fund of America -- Page 17

Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Class A Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, commissions are not recoverable.


During the fiscal year ended July 31, 1999, the fund paid or accrued $52,738,000 for compensation to dealers or the Principal Underwriter under the Plan for Class A shares.


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term gains over net realized long-term capital losses. Additional distributions may be made, if necessary. The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If the fund does not distribute the amount of capital gain and/or net investment income required to be distributed by an excise tax provision of the Code, the fund may be subject to that excise tax. In certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than the required amount. In this case, the fund will pay any income or excise taxes due.


Dividends will be reinvested in shares of the fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other American Funds, as provided in the prospectus.


TAXES - The fund intends to elect to be treated as a regulated investment company under Subchapter M of the Code. A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October


                     The Income Fund of America -- Page 18

31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.


Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses, if any. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.


If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and their related tax credit.


Distributions of investment company taxable income are taxable to shareholders as ordinary income.


Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.


All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder subject to tax on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another American Fund, may result in tax consequences (gain or loss) to the shareholder and must also be reported on the shareholder's federal income tax return.


                     The Income Fund of America -- Page 19

Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income tax at the level of the fund. Shareholders will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


Shareholders of the fund may be subject to state and local taxes on distributions received from the fund and on redemptions of the fund's shares.


Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year fund shareholders will receive a statement of the federal income tax status of all distributions.


                     The Income Fund of America -- Page 20

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on dividend income received by him or her.


Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.


                     The Income Fund of America -- Page 21

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Investment         $50 minimum (except where a
                        Purchase Minimums" for  lower minimum is noted under
                        initial investment      "Investment Purchase
                        minimums.               Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      established the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------
THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY
PURCHASE ORDER.
-------------------------------------------------------------------------------


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax--


                     The Income Fund of America -- Page 22

Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES -- the maximum purchase order for Class B shares for all American Funds is $100,000. For investments above $100,000 Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):

                                                            FUND      FUND
                                                           NUMBER    NUMBER
 FUND                                                      CLASS A   CLASS B
 ----                                                      -------   -------
 STOCK AND STOCK/BOND FUNDS
 AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . .     02        202
 American Balanced Fund/(R)/ . . . . . . . . . . . . . .     11        211
 American Mutual Fund/(R)/ . . . . . . . . . . . . . . .     03        203
 Capital Income Builder/(R)/ . . . . . . . . . . . . . .     12        212
 Capital World Growth and Income Fund/SM/  . . . . . . .     33        233
 EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . .     16        216
 Fundamental Investors/SM/ . . . . . . . . . . . . . . .     10        210
 The Growth Fund of America/(R)/ . . . . . . . . . . . .     05        205
 The Income Fund of America/(R)/ . . . . . . . . . . . .     06        206
 The Investment Company of America/(R)/  . . . . . . . .     04        204
 The New Economy Fund/(R)/ . . . . . . . . . . . . . . .     14        214
 New Perspective Fund/(R)/ . . . . . . . . . . . . . . .     07        207
 New World Fund/SM/  . . . . . . . . . . . . . . . . . .     36        236
 SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . .     35        235
 Washington Mutual Investors Fund/SM/  . . . . . . . . .     01        201
 BOND FUNDS
 American High-Income Municipal Bond Fund/(R)/ . . . . .     40        240
 American High-Income Trust/SM/  . . . . . . . . . . . .     21        221
 The Bond Fund of America/SM/  . . . . . . . . . . . . .     08        208
 Capital World Bond Fund/(R)/  . . . . . . . . . . . . .     31        231
 Intermediate Bond Fund of America/SM/ . . . . . . . . .     23        223
 Limited Term Tax-Exempt Bond Fund of America/SM/  . . .     43        243
 The Tax-Exempt Bond Fund of America/(R)/  . . . . . . .     19        219
 The Tax-Exempt Fund of California/(R)/* . . . . . . . .     20        220
 The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . .     24        224
 The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . .     25        225
 U.S. Government Securities Fund/SM/ . . . . . . . . . .     22        222
 MONEY MARKET FUNDS
 The Cash Management Trust of America/(R)/ . . . . . . .     09        209
 The Tax-Exempt Money Fund of America/SM/  . . . . . . .     39        N/A
 The U.S. Treasury Money Fund of America/SM/ . . . . . .     49        N/A
 ___________
 *Available only in certain states.



                     The Income Fund of America -- Page 23

                                 SALES CHARGES

CLASS A SALES CHARGES -- The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" for a listing of the funds.)



                                                                    DEALER
                                            SALES CHARGE AS       CONCESSION
                                           PERCENTAGE OF THE:    AS PERCENTAGE
                                           ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                     NET AMOUNT  OFFERING     OFFERING
                                          -INVESTED-   PRICE         PRICE
------------------------------------------ --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .         6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .         5.26       5.00          4.25
$50,000 but less than $100,000. .           4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .          3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .           3.63       3.50          2.75
$250,000 but less than $500,000 .           2.56       2.50          2.00
$500,000 but less than $750,000 .           2.04       2.00          1.60
$750,000 but less than $1 million           1.52       1.50          1.20
$1 million or more . . . . . . . . . .        none     none    (see below)
-----------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made by investors in certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets may also be made with no sales charge and are


                     The Income Fund of America -- Page 24
not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A SHARES -- A contingent deferred sales charge of 1% applies to redemptions made from funds, other than the money market funds, within 12 months following Class A share purchases of $1 million or more made without an initial sales charge. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A Shares" below.


DEALER COMMISSIONS ON CLASS A SHARES - The following commissions (up to 1%) will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution plan investing $1 million or more, or with 100 or more eligible employees, IRA rollover accounts (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with collective assets of $50 million or more: 1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million.


                     The Income Fund of America -- Page 25

                                 CLASS B SHARES

Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



  CONTINGENT DEFERRED SALES CHARGE
     ON SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 ------------------------------------------------------------------------------
                 1                                    5.00%
                 2                                    4.00%
                 3                                    4.00%
                 4                                    3.00%
                 5                                    2.00%
                 6                                    1.00%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first and then shares that you have owned the longest during the six-year period. CLASS B SHARES ARE NOT AVAILABLE TO CERTAIN RETIREMENT PLANS, INCLUDING GROUP RETIREMENT PLANS SUCH AS 401(K) PLANS, EMPLOYER-SPONSORED 403(B) PLANS, AND MONEY PURCHASE PENSION AND PROFIT SHARING PLANS.


CONVERSION OF CLASS B SHARES TO CLASS A SHARES -- Class B shares automatically convert to Class A shares on the first Friday of the month of the eight-year anniversary of the purchase date (if the first Friday is not a business day, shares will automatically convert on the next Friday of the month). The conversion of Class B shares to Class A shares after eight years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares is not subject to federal income tax. If such private letter ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. At your option, Class B shares may still be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee; HOWEVER, SUCH AN EXCHANGE COULD CONSTITUTE A TAXABLE EVENT FOR YOU, AND ABSENT SUCH AN EXCHANGE, CLASS B SHARES WOULD CONTINUE TO BE SUBJECT TO HIGHER EXPENSES FOR LONGER THAN EIGHT YEARS.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


                     The Income Fund of America -- Page 26

     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid by the close of the period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Existing holdings eligible for rights of accumulation (see below), as well as purchases of Class B shares, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period, and any individual investments in American Legacy variable annuities and variable life insurance policies are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts and/or:


                     The Income Fund of America -- Page 27

     . employee benefit plan(s), such as an IRA, individual-type 403(b) plan, or single-participant Keogh-type plan;

     . business accounts solely controlled by these individuals (for example, the individuals own the entire business);

     . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, including an employee benefit plan other than those described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above; or

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of Class A and/or B shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

     RIGHTS OF ACCUMULATION - You may take into account the current value of your existing Class A and B holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A SHARES -- Any CDSC on Class A shares may be waived in the following cases:


(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).


                     The Income Fund of America -- Page 28

(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.

(3)  Tax-free returns of excess contributions to IRAs.

(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% of the net asset value of the account each year.

CDSC WAIVERS FOR CLASS B SHARES -- Any CDSC on Class B shares may be waived in the following cases:


(1) Systematic withdrawal plans (SWPs) - investors who set up a SWP (see "Automatic Withdrawals" below) may withdraw up to 12% of the net asset value of their account each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Accordingly, shareholders who choose a SWP based on a percentage of the net asset value of their account, may receive up to 12% without incurring a CDSC. However, shareholders who choose a specific dollar amount (for example, $100 per month from a fund that pays income distributions monthly) for their SWP payment, should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, for a shareholder wishing to take a SWP of $100 per month, if the net asset value of the account is $10,000 at the time of payment the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400 the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2.

(3)  Distributions due to death or post-purchase disability of a shareholder.


                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from an employer-sponsored retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments shall be subject to the terms and conditions for Class A and B shares contained in the fund's current prospectus and statement of additional information. In the case of an IRA rollover involving plan assets invested in the American Funds, the assets may only be invested in Class A shares of the American Funds. Such investments shall be at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule applicable to investments of $1 million or more (see "Dealer Commissions on Class A Shares" above).


                     The Income Fund of America -- Page 29

                                PRICE OF SHARES

Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or the Transfer Agent; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.


The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and


                     The Income Fund of America -- Page 30

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent. Sales of certain Class A and B shares may be subject to deferred sales charges. You may sell (redeem) shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     . Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     .  Requests must be signed by the registered shareholder(s)

     .  A signature guarantee is required if the redemption is:

          -  Over $50,000;

          - Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.


     . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     . You must include any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/

     . Redemptions by telephone or fax (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $50,000 per shareholder each day.

     .  Checks must be made payable to the registered shareholder(s).


                     The Income Fund of America -- Page 31

     . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     . You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     . You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

If you sell Class B shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any contingent deferred sales charge, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution of Class A or Class B shares without a sales charge in the Class A shares of any fund in The American Funds Group within 90 days after the date of the redemption or distribution (any contingent deferred sales charge or Class A shares will be credited to your account). Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments into The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the next business day. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the


                     The Income Fund of America -- Page 32
plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


You may exchange shares by writing to the Transfer Agent (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is


                     The Income Fund of America -- Page 33
received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day of each month you designate. You must either (a) meet the minimum initial investment requirement for the receiving fund OR (b) the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.


AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Shareholder Account Services and Privileges - Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Investment Purchase Minimums" and "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or computer (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the


                     The Income Fund of America -- Page 34
fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder owns of record shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions for the fiscal years ended July 31, 1999, 1998 and 1997, amounted to $11,431,000, $6,212,000 and
$9,637,000, respectively.


The fund is required to disclose information regarding investments in the securities of broker-dealers (or parents of broker-dealers that derive more than 15% of their revenue from broker-dealer activities) which have certain relationships with the fund. During the last fiscal year, J.P. Morgan & Co. was among the top 10 dealers that received the largest amount of brokerage commissions and that acted as principals in portfolio transactions. The fund held equity and debt securities of J.P. Morgan & Co. in the amounts of $195,009,000 and $1,505,000 as of the close of its most recent fiscal year.


                     The Income Fund of America -- Page 35

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or foreign branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $10,901,000 for the fiscal period ended July 31, 1999.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, 1000 Wilshire Boulevard, Los Angeles, CA 90017, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Directors.


PROSPECTUSES AND REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on July
31. Shareholders are provided updated prospectuses annually. In addition, shareholders are provided at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses and shareholder reports. To receive additional copies of a prospectus or report, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments. The personal investing policy is consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


                     The Income Fund of America -- Page 36

             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
               MAXIMUM OFFERING PRICE PER SHARE -- JULY 31, 1999

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $17.51
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $18.58


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 4.85% based on a 30-day (or one month) period ended July 31, 1999, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


     YIELD = 2[( a-b/cd + 1)/6/ -1]

     Where:  a  =  dividends and interest earned during the period.

             b  =  expenses accrued for the period (net of reimbursements).

             c  =  the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d  =  the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one year total return and average annual total return for the five- and ten-year periods ended July 31, 1999 were +1.61%, +14.07% and +11.54%, respectively. The fund's average annual total return at net asset value for the one-, five- and ten-year periods ended on July 31, 1999 were +7.79%, +15.43% and +12.20, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures.


                     The Income Fund of America -- Page 37

The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


The investment results for the fund set forth below were calculated as described in the fund's prospectus. The fund's results will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses of the fund, so that any investment results reported by the fund should not be considered representative of what an investment in the fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the fund's investment results with those published for other mutual funds, other investment vehicles and unmanaged indices. The fund's results also should be considered relative to the risks associated with the fund's investment objective and policies.


The investment results for the fund set forth below were calculated as described in the fund's prospectus. Data contained in Salomon's Market Performance and
                                                      ------------------
Lehman Brothers' The Bond Market Report are used to calculate cumulative total
                 ----------------------
return from their base period (12/31/68 and 12/31/72, respectively) for each index. The percentage increases shown in the table below or used in published reports of the fund are obtained by subtracting the index results at the beginning of the period from the index results at the end of the period and dividing the difference by the index results at the beginning of the period.


                     The Income Fund of America -- Page 38

                       IFA VS. VARIOUS UNMANAGED INDICES

                                                                            LEHMAN         SALOMON
   10-YEAR                                     LEHMAN        LEHMAN        BROTHERS         SMITH        AVERAGE
   PERIOD                                     BROTHERS      BROTHERS     GOVERNMENT/       BARNEY        SAVINGS
  8/1-7/31      IFA    DJIA/2/  S&P 500/3/  CORPORATE/4/  AGGREGATE/5/   CORPORATE/6/   HIGH-GRADE/7/   ACCOUNT/8/
  --------      ---    ----     -------     ---------     ---------      ---------      -------------   -------
 1989 - 1999   +198%    +423%     +395%        +124%         +113%          +113%           +128%          +61%
 1988 - 1998   +241     +458      +443         +154          +140           +140            +178           +65
 1987 - 1997   +212     +335      +302         +157          +139           +138            +177           +67
 1986 - 1996   +181     +329      +268         +141          +126           +123            +149           +70
 1985 - 1995   +197     +390      +306         +179          +160           +158            +206           +75
 1984 - 1994   +241     +383      +326         +217          +193           +189            +254           +83
 1983 - 1993   +254     +331      +293         +241          +218           +213            +281           +93
 1982 - 1992   +351     +526      +476         +295          +251           +242            +330          +105
 1981 - 1991   +298     +391      +343         +304          +269           +256            +329          +115
 1980 - 1990   +296     +391      +343         +235          +217           +209            +239          +122
 1979 - 1989   +317     +409      +416         +202          +201           +197            +202          +124
 1978 - 1988   +267     +307      +325         +180          +178           +175            +166          +124
 1977 - 1987   +283     +388      +417         +159          +164           +162            +146          +124
 1976 - 1986   +265     +208      +270         +179          +181           +180            +169          +124
 1975 - 1985   +295     +177      +249         +161           N/A           +158            +134          +121
 1974 - 1984   +270     +154      +210         +136           N/A           +136            +110          +116
1973/1/- 1983  +237     +148      +172          +95           N/A           +105             +76          +106



1  From December 1, 1973

2 The Dow Jones Average of 30 Industrial Stocks is comprised of 30 industrial companies such as General Motors and General Electric. This index is unmanaged and does not reflect sales charges, commissions or expenses.

3 The Standard & Poor's 500 Composite Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.

4 The Lehman Brothers Corporate Bond Index is comprised of a large universe of bonds issued by industrial, utility and financial companies which have a minimum rating of Baa by Moody's Investors Service, BBB by Standard and Poor's Corporation or, in the case of bank bonds not rated by either of the previously mentioned services, BBB by Fitch Investors Service. This index is unmanaged and does not reflect sales charges, commissions or expenses.


                     The Income Fund of America -- Page 39

5 The Lehman Brothers Aggregate Bond Index represents investment grade debt.
  This index is unmanaged and does not reflect sales charges, commissions or expenses.

6 The Lehman Brothers Government/Corporate Bond Index is comprised of all public obligations of the U.S. Treasury, all publicly issued debt of U.S. Government agencies, and corporate debt guaranteed by the U.S. Government (excluding mortgage-backed securities). It also includes all U.S. dollar denominated, SEC registered, public, non-convertible debt issued or guaranteed by foreign or international governments/agencies. Also included are all public, fixed-rate non-convertible investment grade domestic corporate debt. This index is unmanaged and does not reflect sales charges, commissions or expenses.

7 The Salomon Smith Barney High-Grade Corporate Bond Index is comprised of a sample of high-grade corporate bonds which have a rating of AAA or AA by Standard & Poor's Corporation. This index is unmanaged and does not reflect sales charges, commissions or expenses.

8 Based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board which reflect all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed return of principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.


                     The Income Fund of America -- Page 40

                       IF YOU ARE CONSIDERING IFA FOR AN
  INDIVIDUAL RETIREMENT ACCOUNT HERE ARE THE BENEFITS OF SYSTEMATIC INVESTING:

                 Here's how much you would have if you had
              invested $2,000 a year on August 1 of each year
                    in IFA over the past 5 and 10 years:

               5 years                                10 years
          (8/1/94-7/31/99)                        (8/1/89-7/31/99)
------------------------------------------------------------------------------
               $14,420                                 $39,977
------------------------------------------------------------------------------



                     The Income Fund of America -- Page 41

           SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM

                                                   ... and had taken all
                                                   dividends and capital
   If you had invested                              gain distributions
     $10,000 in IFA                             in shares, your investment
 this many years ago...                           would have been worrth
                                                this much at July 31, 1999
         Number                 Periods
        of Years               8/1-7/31                    Value
        --------               --------                    -----

            1
                              1998-1999                  $ 10,161
            2
                              1997-1999                    11,311
            3
                              1996-1999                    14,620
            4
                              1995-1999                    16,588
            5
                              1994-1999                    19,311
            6
                              1993-1999                    19,697
            7
                              1992-1999                    22,030
            8
                              1991-1999                    26,240
            9
                              1990-1999                    29,455
           10
                              1989-1999                    29,793
           11
                              1988-1999                    36,789
           12
                              1987-1999                    37,401
           13
                              1986-1999                    43,647
           14
                              1985-1999                    52,334
           15
                              1984-1999                    69,806
           16
                              1983-1999                    74,054
           17
                              1982-1999                   105,401
           18
                              1981-1999                   110,954
           19
                              1980-1999                   123,698
           20
                              1979-1999                   131,777
           21
                              1978-1999                   143,363
           22
                              1977-1999                   152,202
           23
                              1976-1999                   169,109
           24
                              1975-1999                   219,031
           25
                              1974-1999                   274,367
           26
                              1973#-1999                  264,676

# From December 1, 1973


                     The Income Fund of America -- Page 42

                Illustration of a $10,000 investment in IFA with
      DIVIDENDS REINVESTED AND CAPITAL GAIN DISTRIBUTIONS TAKEN IN SHARES
            (for the period December 1, 1973 through July 31, 1999)

                            COST OF SHARES                                        VALUE OF SHARES
                            --------------                                        ---------------
  FISCAL                                        TOTAL                             FROM            FROM
 YEAR END        ANNUAL        DIVIDENDS     INVESTMENT      FROM INITIAL     CAPITAL GAINS     DIVIDENDS        TOTAL
   7/31         DIVIDENDS     (CUMULATIVE)      COST          INVESTMENT       REINVESTED      REINVESTED        VALUE
   ----         ---------     ------------      ----          ----------       ----------      ----------        -----
   1974#     $           347    $    347      $ 10,347     $          8,767            -        $    321       $  9,088
   1975                  785       1,132        11,132               10,141            -           1,250         11,391
   1976                  998       2,130        12,130               12,155            -           2,596         14,751
   1977                  969       3,099        13,099               12,701            -           3,691         16,392
   1978                1,117       4,216        14,216               12,584            -           4,820         17,404
   1979                1,333       5,549        15,549               12,693            -           6,228         18,921
   1980                1,463       7,012        17,012               12,490            -           7,672         20,162
   1981                1,743       8,755        18,755               12,818            -           9,667         22,485
   1982                2,187      10,942        20,942               12,256            -          11,408         23,664
   1983                2,549      13,491        23,491               16,112            -          17,573         33,685
   1984                2,896      16,387        26,387               15,254      $ 1,013          19,455         35,722
   1985                3,365      19,752        29,752               18,236        2,637          26,804         47,677
   1986                3,909      23,661        33,661               18,907        6,434          31,807         57,148
   1987                4,431      28,092        38,092               19,578        9,644          37,452         66,674
   1988                4,479      32,571        42,571               17,955       10,904          38,957         67,816
   1989                5,338      37,909        47,909               20,609       12,515          50,578         83,702
   1990                5,269      43,178        53,178               18,907       13,755          51,497         84,643
   1991                6,311      49,489        59,489               19,578       14,787          60,070         95,050
   1992                6,578      56,067        66,067               21,764       17,093          73,764        113,242
   1993                6,995      63,062        73,062               22,592       19,653          83,771        126,686
   1994                7,471      70,533        80,533               21,218       21,364          85,868        129,177
   1995                8,046      78,579        88,579               23,294       24,107         102,984        150,385
   1996                8,581      87,160        97,160               24,809       27,526         118,291        170,626
   1997               10,075      97,235       107,235               29,024       42,085         149,477        220,586
   1998               10,531     107,766       117,766               28,493       59,845         157,215        245,553
   1999               12,446     120,212       130,212               27,338       73,926         163,412        264,676




                     The Income Fund of America -- Page 43

# From December 1, 1973

The dollar amount of capital gain distributions during the period was $63,932.


                     The Income Fund of America -- Page 44

EXPERIENCE OF INVESTMENT ADVISER - The Investment Adviser manages nine growth and growth-income funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1969 (138 in all), those funds have had better total returns than their comparable Lipper indexes in 128 of 138 periods.


Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.





                     The Income Fund of America -- Page 45




ASSET MIX COMPARISON AT JULY 31 FISCAL YEAR-END
FISCAL 1999
[begin pie chart]

INVESTMENT PORTFOLIO                   Percent of Net Assets

U.S. Equity Securities/++/             48.9%
Non-U.S. Equity Securities             10.6
Government Bonds                       7.4
Other Fixed-Income Securities          19.8
Cash & Equivalents                     13.3

[end chart]
/++/Also includes 0.2% in Canadian equities that are part of the S&P 500.

FIVE LARGEST INDUSTRIES IN             Percent of Net Assets
EQUITY HOLDINGS

Banking                                8.7%
Utilities: Electric & Gas              8.1
Banking                                8.0
Telecommunications                     6.3
Insurance                              3.9


TEN LARGEST EQUITY HOLDINGS            Percent of Net Assets

First Union                            2.5%
Atlantic Richfield                     2.1
Chrysler                               1.9
U S West                               1.6
J.C. Penney                            1.6
Texaco                                 1.5
AT&T                                   1.4
Ford Motor                             1.3
Phillips Petroleum                     1.2
Amoco                                  1.0


FISCAL 1998
[begin pie chart]

INVESTMENT PORTFOLIO                   Percent of Net Assets

U.S. Equity Securities/+/              48.1%
Non-U.S. Equity Securities             12.9
Government Bonds                       6.7
Other Fixed-Income Securities          20.9
Cash & Equivalents                     11.2

[end chart]
/+/Also includes 0.5% in Canadian equities that are part of the S&P 500.

FIVE LARGEST INDUSTRIES IN             Percent of Net Assets
EQUITY HOLDINGS

Banking                                8.5%
Utilities: Electric & Gas              8.4
Energy Sources                         7.5
Telecommunications                     5.3
Forest Products & Paper                4.1


TEN LARGEST EQUITY HOLDINGS            Percent of Net Assets
U S West                               1.9%

First Union                            1.9
Phillips Petroleum                     1.5
Atlantic Richfield                     1.4
J.C. Penney                            1.3
Weyerhaeuser                           1.2
Bank of America                        1.1
Houston Industries                     .9
USX - Marathon                         .9
J.P. Morgan                            .9

The Income Fund of America, Inc.
Investment Portfolio, July 31, 1999
                                                           Shares or  Market Percent
                                                           Principal   Value  Of Net
Equity Securitites                                            Amount    (000) Assets
--------------------------------------------                -------- ----------------

Banking - 8.48%
First Union Corp.                                           9,492,600$436,660  1.90%
Bank of America Corp. (formerly BankAmerica Corp.)          3,855,800 255,929    1.11
J.P. Morgan & Co. Inc.                                      1,525,000 195,009     .85
Commonwealth Bank of Australia                              8,480,973 133,558     .58
SB Treasury Co. LLC, Series A, 9.40% noncumulative         126,000,00 122,981     .53
 preferred (1)
National Bank of Canada                                     8,500,000 104,781
NB Capital Corp. 8.35% exchangeable depositary shares         520,000  12,805     .51
Westpac Banking Corp.                                      18,113,652 117,507     .51
BancWest Corp.                                              1,900,000  79,206     .34
BANK ONE CORP.                                              1,140,700  62,239     .27
Tokai Preferred Capital Co. LLC, Series A, 9.98%           61,250,000  59,531     .26
 noncumulative preferred (1)
Fuji JGB Investment LLC, Series A, 9.87% noncumulative     67,000,000  59,128     .26
 preferred (1)
KeyCorp                                                     1,800,000  56,700     .25
BankBoston Corp.                                            1,200,000  56,325     .24
Bank of Nova Scotia                                         2,400,000  50,000     .22
Keystone Financial, Inc.                                    1,550,000  45,241     .20
Bank of New York Co., Inc.                                  1,000,000  36,938     .16
BNP U.S. Funding LLC, Series A, 7.738% noncumulative       33,200,000  30,724     .13
 preferred (1)
National Australia Bank Ltd. Exchangable Capital Units       $800,000  22,600     .10
IBJ Preferred Capital Co. LLC, Series A, 8.79%             10,000,000   8,450     .04
 noncumulative preferred (1)
Banco Nacional de Mexico, SA 11.00% exchangeable           $4,175,000   3,987     .02
 note 2003 (1)
                                                                     ------------------
                                                                     1,950,29    8.48
                                                                     ------------------

Utilities: Electric & Gas - 8.38%
Dominion Resources, Inc.                                    3,000,000 132,187     .57
Florida Progress Corp.                                      3,070,000 125,678     .55
Wisconsin Energy Corp.                                      4,880,000 122,305     .53
DTE Energy Co.                                              3,000,000 117,375     .51
Unicom Corp.                                                2,600,000 102,050     .44
Consolidated Edison, Inc.                                   2,300,000 100,050     .44
Southern Co.                                                3,750,000  99,141     .43
Consolidated Natural Gas Co.                                1,230,000  77,029     .33
MCN Energy Group Inc.                                       3,550,000  75,659     .33
KeySpan Corp. (formerly KeySpan Energy Corp.)               2,562,000  71,095     .31
Equitable Resources, Inc. (2)                               1,850,000  68,566     .30
BEC Energy                                                  1,600,000  68,200     .30
PECO Energy Co.                                             1,600,000  67,800     .29
Peoples Energy Corp.                                        1,700,000  62,581     .27
Carolina Power & Light Co.                                  1,500,000  61,687     .27
Entergy Corp.                                               2,000,000  60,625     .26
Ameren Corp.                                                1,200,000  46,800     .20
K N Energy, Inc.                                            1,000,000  19,500
K N Energy, Inc. 8.25% PEPS convertible preferred             682,600  21,886     .18
 2001 Units
Sempra Energy                                               1,623,700  36,026     .16
National Power PLC                                          4,580,000  32,268     .14
GPU, Inc.                                                     840,400  32,250     .14
DQE, Inc.                                                     800,000  31,700     .14
New Jersey Resources Corp.                                    750,000  29,672     .13
Scottish and Southern Energy PLC                            3,000,000  28,640     .12
Sonat Inc.                                                    800,000  28,150     .12
American Electric Power Co., Inc.                             700,000  24,762     .11
Scottish Power PLC                                          2,800,000  23,364     .10
OGE Energy Corp.                                              950,000  22,503     .10
Central and South West Corp.                                1,000,000  21,312     .09
Puget Sound Energy, Inc.                                      900,000  20,981     .09
CINergy Corp.                                                 625,400  18,723     .08
WICOR, Inc.                                                   600,000  17,400     .08
New England Electric System                                   318,000  16,476     .07
South Jersey Industries, Inc.                                 500,000  15,000     .07
Citizens Utilities Trust 5.00% EPPICS convertible             250,000  12,688     .06
 preferred 2036
TECO Energy, Inc.                                             467,200   9,519     .04
Western Resources, Inc.                                       275,000   7,184     .03
                                                                     ------------------
                                                                     1,928,83    8.38
                                                                     ------------------


Energy Sources - 7.52%
Phillips Petroleum Co.                                      6,893,500 353,723    1.54
Atlantic Richfield Co.                                      3,550,000 319,722    1.39
USX-Marathon Group                                          6,600,000 200,475     .87
Texaco Inc.                                                 2,124,600 132,389     .58
"Shell" Transport and Trading Co., PLC (New York            2,500,000 120,781     .53
 Registered)
Sunoco, Inc.                                                3,932,000 119,926     .52
Ultramar Diamond Shamrock Corp.                             3,925,000  92,728     .40
Conoco Inc., Class A                                        3,520,000  91,740     .40
Occidental Petroleum Corp.                                  3,250,000  63,578     .28
Unocal Capital Trust $3.125 convertible preferred           1,040,000  58,110     .25
Mobil Corp.                                                   500,000  51,125     .22
CONSOL Energy Inc.                                          4,000,000  44,500     .19
Exxon Corp.                                                   500,000  39,688     .17
Ashland Inc.                                                  750,000  28,500     .12
CalEnergy Capital Trust II 6.25% convertible                  270,000  12,960     .06
 preferred 2012
                                                                     ------------------
                                                                     1,729,94    7.52
                                                                     ------------------

Telecommunications - 5.32%
U S WEST, Inc.                                              7,782,400 446,029    1.94
MediaOne Group, Inc. 6.25% PIES convertible                 1,710,000 160,740     .70
 preferred 2001
SBC Communications Inc.                                     2,100,000 120,094
SBC Communications Inc. 7.75% DECS convertible                463,000  30,876     .66
 preferred 2001
Bell Atlantic Corp.                                         1,949,300 124,268     .54
AT&T Corp.                                                  2,375,000 123,352     .54
Ameritech Corp.                                             1,430,000 104,748     .46
Telecom Corp. of New Zealand Ltd.                           8,278,400  37,518     .16
Telecom Italia SpA, nonconvertible savings shares           5,353,000  29,346     .13
Koninklijke PTT Nederland NV                                  339,085  15,488
Koninklijke PTT Nederland NV (ADR)                             86,288   3,931     .08
GTE Corp.                                                     175,000  12,895     .06
Omnipoint Corp. (1,3)                                          92,761   3,977     .02
COLT Telecom Group PLC, warrants, expire 2006 (1,3)             5,000   3,325     .01
Viatel, Inc. (3)                                               86,992   3,219     .01
Comunicacion Celular SA, Class B, warrants,                    31,000   1,922     .01
 expire 2003 (1,3)
Allegiance Telecom, Inc., warrants, expire 2008 (1,3)          20,000   1,140     .00
Loral Space & Communications Ltd., warrants,                   61,000     707     .00
 expire 2007 (3,4)
NEXTLINK Communications, Inc. 14.00% preferred 2009            10,712     536     .00
ICG Holdings, Inc., warrants, expire 2005 (1,3)                19,800     495     .00
CellNet Data Systems, Inc., warrants, expire 2007 (1,3,4)      15,450     284     .00
McCaw International, Ltd., warrants, expire 2007 (1,3,4)       31,500      79     .00
Conecel Holdings Ltd., Class B, warrants,                      76,825       8     .00
 expire 2000 (1,3,4)
Iridium World Communications Ltd., warrants,                    4,000       1     .00
 expire 2005 (1,3,4)
                                                                     ------------------
                                                                     1,224,97    5.32
                                                                     ------------------

Forest Products & Paper - 4.08%
Weyerhaeuser Co.                                            4,412,900 285,459    1.24
International Paper Co. (formerly Union Camp Corp.)         2,990,168 152,872
International Paper Co., Capital Trust 5.25% convertible      400,000  21,200     .76
 preferred 2025
UPM-Kymmene Corp.                                           4,450,000 149,945     .65
Georgia-Pacific Corp., Timber Group                         5,450,000 134,547     .59
Stora Enso Oyj, Class R                                     7,609,169  95,639
Stora Enso Oyj, Class A                                       345,942   4,293     .43
Potlatch Corp.                                              1,350,000  54,759     .24
APP Finance (VI) Mauritius Ltd. 0% convertible             $144,000,0  21,600     .09
 preferred 2012
Westvaco Corp.                                                650,000  19,134     .08
                                                                     ------------------
                                                                      939,448    4.08
                                                                     ------------------

Chemicals - 2.62%
Imperial Chemical Industries PLC (ADR)                      3,425,000 157,978     .69
Dow Chemical Co.                                            1,178,500 146,134     .64
International Flavors & Fragrances Inc.                     1,900,000  86,094     .37
Hercules Inc.                                               2,276,200  79,382     .34
DSM NV                                                        415,384  51,543     .22
Monsanto Co. 6.50% ACES convertible preferred 2001 Units    1,108,800  45,461     .20
Witco Corp.                                                 1,981,600  36,288     .16
                                                                     ------------------
                                                                      602,880    2.62
                                                                     ------------------

Insurance - 2.46%
American General Corp.                                      2,014,200 155,849     .68
Italy (Republic of) 5.00% PENs 2001 (exchangeable          $65,000,00 107,738     .47
 into INA SpA)
SAFECO Corp.                                                2,500,000  95,156     .41
Ohio Casualty Corp. (2)                                     4,560,000  81,795     .36
Aetna Inc.                                                    819,700  67,215     .29
Lincoln National Corp.                                        800,000  40,000     .17
PMI Group, Inc.                                               303,000  19,373     .08
                                                                     ------------------
                                                                      567,126    2.46
                                                                     ------------------




Real Estate - 2.42%
Equity Residential Properties Trust                         2,100,000  86,756
Equity Residential Properties Trust, Series G, 7.25%          600,000  13,050     .43
 convertible preferred
Boston Properties, Inc.                                     2,634,600  90,235     .39
Spieker Properties, Inc.                                    1,600,000  61,200     .27
Weingarten Realty Investors                                 1,325,000  53,497     .23
Meditrust Corp., paired stock                               3,340,000  36,322     .16
Amoy Properties Ltd.                                       35,000,000  32,468     .14
AMB Property Corp.                                          1,225,000  27,562     .12
ProLogis Trust, Series D, 7.92% preferred                   1,080,000  24,840     .11
CenterPoint Properties Corp.                                  580,000  20,735     .09
Sun Hung Kai Properties Ltd.                                2,000,000  17,264     .08
Hysan Development Co. Ltd.                                 12,849,635  16,804     .07
Glenborough Realty Trust Inc., Series A, 7.75%                800,000  14,700     .06
 convertible preferred
Duke-Weeks Realty Corp. (formerly Dukes Realty                300,000  13,548     .06
  Investments, Inc.), Series B, 7.99% preferred
 cumulative step-up premium rate
Simon DeBartolo Group, Inc., Series C, 7.89% preferred        300,000  13,254     .06
 cumulative step-up premium rate
Archstone Communities Trust                                   564,000  12,161     .05
IAC Capital Trust, Series A, 8.25% TOPRS preferred            300,000   7,350     .03
CarrAmerica Realty Corp., Series B, 8.57% cumulative          280,000   6,545     .03
 redeemable preferred
New Plan Realty Trust, Series D, 7.80% preferred cumulative   112,500   5,006     .02
 step-up premium rate
Kimco Realty Corp.                                            100,000   3,750     .02
                                                                     ------------------
                                                                      557,047    2.42
                                                                     ------------------

Merchandising - 1.81%
J.C. Penney Co., Inc.                                       6,800,000 297,500    1.29
Coles Myer Ltd.                                            17,400,882 101,454     .44
PETsMART, Inc. 6.75% convertible subordinated note 2004 (1)$17,500,00  18,200     .08
                                                                     ------------------
                                                                      417,154    1.81
                                                                     ------------------

Broadcasting & Publishing - 1.64%
Houston Industries Inc. 7.00% ACES convertible              1,780,000 215,491     .94
 preferred 2000
Cablevision Systems Corp., Series I, $2.125 cumulative        760,000  78,660     .34
 convertible exchangeable preferred
UnitedGlobalCom, Inc., Class C, 7.00% convertible             700,000  38,500     .17
 preferred (1)
NTL Inc. (3)                                                  146,039  15,170
NTL Inc., warrants, expire 2008 (1,3,4)                        25,650   2,079     .07
Price Communications Corp. (3)                                912,117  16,190     .07
MediaOne Group, Inc., Series D, 4.50% convertible preferred    85,800  12,355     .05
                                                                     ------------------
                                                                      378,445    1.64
                                                                     ------------------

Health & Personal Care - 1.64%
Glaxo Wellcome PLC                                          6,270,000 160,229     .70
Pharmacia & Upjohn, Inc.                                    1,300,000  69,956     .30
American Home Products Corp.                                  800,000  40,800     .18
Eli Lilly and Co.                                             600,000  39,375     .17
Athena Neurosciences, Inc. 4.75% convertible note 2004     $32,500,00  34,938     .15
Sepracor Inc. 6.25% convertible subordinated debenture     $7,350,000  12,339
 2005 (1)
Sepracor Inc. 7.00% convertible subordinated debenture     $15,000,00  13,912     .11
 2005 (1)
Glycomed Inc. 7.50% convertible subordinated debenture 2003$5,000,000   4,037     .02
RainTree Healthcare Corp. (3,4)                               279,109     977     .01
                                                                     ------------------
                                                                      376,563    1.64
                                                                     ------------------

Beverages & Tobacco - 1.55%
Philip Morris Companies Inc.                                3,150,000 117,338     .51
Southcorp Ltd.                                             25,046,175  97,298     .42
Nabisco Group Holdings Corp. (formerly RJR Nabisco          3,000,000  56,250     .24
 Holdings Corp.)
Imperial Tobacco Ltd.                                       4,000,000  40,927     .18
Gallaher Group PLC                                          4,800,000  28,681     .13
UST Inc.                                                      500,000  15,500     .07
                                                                     ------------------
                                                                      355,994    1.55
                                                                     ------------------

Metals: Steel & Nonferrous - 1.20%
Phelps Dodge Corp.                                          1,750,000 103,797     .44
British Steel PLC                                          25,422,400  67,658     .29
Freeport-McMoRan Copper & Gold Inc., Series A, $1.75        1,400,000  26,075
 convertible preferred
Freeport-McMoRan Copper & Gold Inc., Class B                  300,000   5,063     .14
Allegheny Teledyne Inc.                                     1,350,000  28,941     .13
Cyprus Amax Minerals Co., Series A, $4.00 convertible         465,000  20,693     .09
 preferred
Inco Ltd. 5.75% convertible debenture 2004                 $17,250,00  15,568     .07
Bethlehem Steel Corp. $3.50 convertible preferred             250,000   8,813     .04
                                                                     ------------------
                                                                      276,608    1.20
                                                                     ------------------

Industrial Components - 1.06%
Dana Corp.                                                  2,350,000  98,113     .43
Federal-Mogul Corp. 7.00% convertible preferred 2027        1,150,000  63,969     .28
Tomkins PLC                                                13,000,000  59,655     .26
Tower Auto Capital Trust 6.75% convertible preferred 2018 (   450,000  22,050     .09
                                                                     ------------------
                                                                      243,787    1.06
                                                                     ------------------

Leisure & Tourism - 1.05%
Seagram Co. Ltd. 7.50% convertible preferred 2002           1,845,000  93,171     .40
Georgia-Pacific Corp., Georgia-Pacific Group 7.50% PEPS     1,400,000  66,150     .29
 convertible preferred 2004 Units
Premier Parks Inc. 7.50% PIES convertible preferred 2001      450,000  31,275     .14
Host Marriott Financial Trust 6.75% QUIPS convertible         600,000  22,237     .10
 preferred 2026
AMF Bowling Worldwide, Inc. 0% convertible debenture 2018 ($90,000,00  12,600     .05
FelCor Lodging Trust Inc.                                     450,000   8,775     .04
Royal Caribbean Cruises Ltd., Series A, 7.25% convertible      45,000   6,570     .03
 preferred
                                                                     ------------------
                                                                      240,778    1.05
                                                                     ------------------

Business & Public Services - 1.00%
Cendant Corp. 7.50% PRIDES convertible preferred            1,425,000  48,450     .21
United Utilities PLC                                        3,521,463  45,224     .20
Alexander & Baldwin, Inc.                                   1,375,000  34,762     .15
Thames Water PLC                                            1,500,000  22,909     .10
Budget Group, Inc. 6.25% TIDES convertible preferred 2005     600,000  20,250     .09
Interpublic Group of Companies, Inc. 1.87% convertible     $17,000,00  15,449     .07
 subordinated note 2006 (1)
Hyder PLC                                                   1,425,000  14,696     .06
Browning-Ferris Industries, Inc.                              305,000  13,687     .06
Omnicom Group Inc. 4.25% convertible debenture 2007 (1)    $2,500,000   5,669     .02
Nationwide Health Properties, Inc., Series A, 7.677%           50,000   3,519     .02
 preferred cumulative step-up premium rate
IKON Office Solutions, Inc.                                   200,000   2,638     .01
Integrated Health Services, Inc. (3)                          280,001   1,575
Integrated Health Services, Inc. 5.75% convertible         $1,250,000     687     .01
 debenture 2001
                                                                     ------------------
                                                                      229,515    1.00
                                                                     ------------------

Automobiles - 0.89%
General Motors Corp.                                        2,085,000 127,055     .55
Ford Motor Co.                                              1,600,000  77,800     .34
                                                                     ------------------
                                                                      204,855     .89
                                                                     ------------------

Recreation & Other Consumer Products - 0.86%
EMI Group PLC                                              15,902,467 132,869     .58
Jostens, Inc.                                               1,715,000  34,729     .15
Pennzoil-Quaker State Co.                                   2,000,000  29,625     .13
V2 Music Holdings, warrants, expire 2008 (1,3)                 14,750       0     .00
                                                                     ------------------
                                                                      197,223     .86
                                                                     ------------------

Food & Household Products - 0.70%
General Mills, Inc.                                         1,935,000 160,242     .70
                                                                     ------------------

Machinery & Engineering - 0.69%
Pall Corp.                                                  2,344,200  49,375     .21
Valmet-Rauma Oyj (3)                                        3,559,997  47,602     .21
Ingersoll-Rand Co. 6.75% PRIDES convertible preferred       1,400,000  42,000     .18
Thermo Electron Corp. 4.25% convertible subordinated       $23,000,00  19,981     .09
 debenture 2003 (1)
                                                                     ------------------
                                                                      158,958     .69
                                                                     ------------------

Electronic Components & Instruments - 0.67%
Micron Technology, Inc. 7.00% convertible subordinated     $50,000,00  57,750     .25
 note 2004
Advanced Micro Devices, Inc. 6.00% convertible subordinated$51,700,00  37,224     .16
 note 2005
Western Digital Corp. 0% convertible subordinated          $112,500,0  14,906     .06
 debenture 2018 (1)
National Semiconductor Corp. 6.50% convertible debenture   $15,000,00  14,250     .06
2002
Premier Farnell PLC                                         3,280,000  13,695     .06
Thermo Instrument Systems Inc. 4.00% convertible subordinat$10,000,00   8,300     .04
 debenture 2005
Quantum Corp. 7.00% convertible subordinated note 2004     $7,000,000   6,440     .03
EMC Corp. 3.25% convertible subordinated note 2002           $500,000   2,689     .01
                                                                     ------------------
                                                                      155,254     .67
                                                                     ------------------

Financial Services - 0.65%
Household International, Inc.                               2,453,280 105,338     .46
Bell Atlantic Financial Services, Inc. 4.25% convertible   $39,000,00  43,290     .19
 debenture 2005 (1)
                                                                     ------------------
                                                                      148,628     .65
                                                                     ------------------

Multi-Industry - 0.35%
TI Group PLC                                                7,000,000  52,042     .23
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed        920,000  18,515
 perpetual capital security (1)
Swire Pacific Offshore Financing Ltd. 9.33% cumulative        400,000   8,350     .12
 guaranteed perpetual capital security (1)
                                                                     ------------------
                                                                       78,907     .35
                                                                     ------------------

Miscellaneous Materials & Commodities - 0.34%
De Beers Consolidated Mines Ltd.                            1,570,800  39,117
De Beers Consolidated Mines Ltd. (ADR)                         93,400   2,312     .18
Crown Cork & Seal Co., Inc. 4.50% convertible preferred 200 1,005,000  27,637     .12
Owens-Illinois, Inc. 4.75% convertible preferred              240,000   9,210     .04
                                                                     ------------------
                                                                       78,276     .34
                                                                     ------------------

Transportation:  Rail & Road - 0.23%
Union Pacific Capital Trust 6.25% TIDES convertible           976,200  47,956
 preferred 2028 (1)
Union Pacific Capital Trust 6.25% TIDES convertible           110,000   5,404     .23
 preferred 2028
                                                                     ------------------
                                                                       53,360     .23
                                                                     ------------------

Other Industries - 0.30%
Newell Financial Trust I 5.25% QUIPS convertible              723,000  37,731     .16
 preferred 2027
Qantas Airways Ltd.                                         7,000,000  23,263     .10
Diamond Offshore Drilling, Inc. 3.75% convertible          $18,700,00  19,612     .09
 debenture 2007
TXI Capital Trust I 5.50% convertible preferred 2028          450,000  16,762     .07
Ingram Micro Inc. 0% convertible debenture 2018            $20,915,00   7,085     .03
Daewoo Corp. 0.50% convertible debenture 2007 (1)          $5,000,000   3,100     .01
Protection One Alarm Monitoring, Inc., warrants, expire        57,600     340     .00
 2005 (1,3)
                                                                     ------------------
                                                                      107,893     .46
                                                                     ------------------

Miscellaneous - 2.94%
Other equity securities in initial period of acquisition              677,109    2.94
                                                                     ------------------


TOTAL EQUITY SECURITIES (cost: $11,471,239,000)                      14,040,1   61.01
                                                                     ------------------

                                                           Principal  Market Percent
                                                              Amount   Value  of Net
Bonds & Notes                                                   (000)   (000) Assets
--------------------------------------------                -------- ----------------

Broadcasting, Advertising & Publishing - 3.23%
Charter Communications Holdings, LLC:
 8.25% 2007 (1)                                                59,000 $56,050
 0%/9.92% 2011 (1,5)                                           37,500  22,781   .34%
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 0%/9.75% 2007 (5)                                             45,250  35,861
 8.875% 2007                                                   38,100  39,624     .33
Chancellor Media Corp. of Los Angeles:
 9.375% 2004                                                   23,000  23,345
 8.125% 2007                                                   30,500  29,737
 Series B, 8.75% 2007                                           4,500   4,432
 Series B, 10.50% 2007                                         18,300  19,764     .08
 9.00% 2008                                                     9,000   9,000     .29
Time Warner Inc.:
 7.75% 2005                                                     9,500   9,707
 8.18% 2007                                                    20,000  20,990
 9.125% 2013                                                    5,000   5,634
 7.25% 2017                                                    19,500  18,612     .24
NTL Inc.:
 0%/12.75% 2005 (5)                                            22,000  21,340
 Series B, 10.00% 2007                                         10,000  10,200
 0%/9.75% 2008 (5)                                              5,000   3,425
Comcast UK Cable Partners Ltd. 0%/11.20% 2007 (5)              19,500  17,989     .23
CSC Holdings, Inc.:
 7.25% 2008                                                     8,000   7,545
 8.125% 2009                                                   22,000  21,804
 9.875% 2013                                                   11,500  12,075     .18
CBS Corp. 7.15% 2005                                           39,500  38,956     .17
Hearst-Argyle Television, Inc.:
 7.00% 2018                                                    25,750  23,060
 7.50% 2027                                                     5,000   4,616     .12
Liberty Media Corp. 7.875% 2009 (1)                            23,600  23,546     .10
TeleWest PLC:
 9.625% 2006                                                    5,000   5,150
 0%/11.00% 2007 (5)                                            20,500  18,296     .10
TCI Communications, Inc.:
 8.00% 2005                                                    15,000  15,808
 8.75% 2015                                                     6,500   7,315     .10
Century Communications Corp.:
 8.75% 2007                                                    13,200  12,936
 0% 2008                                                       10,000   4,300     .07
Radio One, Inc. 7.00%/12.00% 2004 (5)                          16,500  17,160     .07
Comcast Corp. 10.25% 2001                                      10,600  11,155
Comcast Cable Communications, Inc. 8.875% 2017                  4,000   4,440     .07
STC Broadcasting, Inc. 11.00% 2007                             14,500  14,717     .07
Lenfest Communications, Inc.:
 7.625% 2008                                                    2,000   1,990
 8.25% 2008                                                    12,500  12,625     .06
British Sky Broadcasting Group PLC  8.20% 2009 (1)             14,250  14,134     .06
Falcon Holding Group, LP, Falcon Funding Corp. 8.375% 2010     13,000  12,902     .06
Muzak LP: (1)
 9.875% 2009                                                    8,500   8,457
 0%/13.00% 2010 (5)                                             3,750   2,137     .05
Rogers Communications Inc. 8.875% 2007                         10,000  10,075     .04
Adelphia Communications Corp.:
 8.125% 2003                                                    6,500   6,240
 10.50% 2004                                                    3,000   3,180     .04
Ziff-Davis Inc. 8.50% 2008                                      8,250   7,837     .03
Sun Media Corp. 9.50% 2007                                      7,071   7,424     .03
Multicanal Participacoes SA, Series B, 12.625% 2004             6,475   6,216     .03
Newsquest Capital PLC:
 11.00% 2006                                                    4,225   4,690
 Series B, 11.00% 2006                                          1,200   1,332     .03
Coaxial Communications of Central Ohio, Inc. 10.00% 2006        5,750   5,807     .03
TVN Entertainment Corp. 14.00% 2008 (1)                        14,750   5,310     .02
Antenna TV SA 9.00% 2007                                        5,250   5,014     .02
News America Holdings Inc. 7.43% 2026                           5,000   4,952     .02
V2 Music Holdings 0%/14.00% 2008 (1,5)                         14,750   4,720     .02
Young Broadcasting Inc.:
 10.125% 2005                                                   3,750   3,853
 Series B, 8.75% 2007                                             750     739     .02
RBS Participacoes SA 11.00% 2007 (1)                            6,750   4,438     .02
Telemundo Holdings, Inc. 0%/11.50% 2008 (5)                     8,500   4,420     .02
Gray Communications Systems, Inc. 10.625% 2006                  3,500   3,701     .02
Transwestern  Publishing Co. LLC 9.625% 2007                    3,500   3,421     .02
American Media Operations, Inc. 10.25% 2009 (1)                 2,500   2,512     .01
Acme Television, LLC, Series B, 0%/10.875% 2004 (5)             2,780   2,307     .01
Continental Cablevision, Inc. 8.50% 2001                        2,000   2,072     .01
Grupo Televisa, SA 11.875% 2006                                   750     763     .00
Globo Comunicacoes e Partcipacoes Ltd. 10.625% 2008               500     351     .00
                                                                     ------------------
                                                                      744,989    3.23
                                                                     ------------------

Wireless Communications - 2.93%
Nextel Communications, Inc.:
 0%/9.75% 2007 (5)                                             76,325  54,572
 0%/10.65% 2007 (5)                                            11,475   8,434
 0%/9.95% 2008 (5)                                            208,900 146,752
 10.125% 2004                                                   5,000   5,075
 12.00% 2008                                                    8,500   9,626
 0%/12.125% 2008 (5)                                           37,450  19,989
McCaw International, Ltd. (owned by Nextel Communications,     46,850  29,047    1.19
 Inc.) 0%/13.00% 2007 (5)
Omnipoint Corp.:
 14.00% 2003 (1,4,6)                                           58,188  61,097
 8.578% 2006 (1,7)                                             14,696  14,549
 11.625% 2006                                                  55,350  57,010     .58
Crown Castle International Corp.: (5)
 0%/10.625% 2007                                                4,600   3,243
 0%/10.375% 2011                                               39,750  22,856
 0%/11.25% 2011  (1)                                           41,000  23,677     .21
Clearnet Communications Inc.:(5)
 0%/14.75% 2005                                                22,000  20,020
 0%/10.125% 2009                                               45,000  26,100     .20
PageMart Wireless, Inc.: (5)
 0%/15.00% 2005                                                16,160  15,675
 0%/11.25% 2008                                                31,000  13,950     .13
SpectraSite Holdings, Inc.: (1,5)
 0%/12.00% 2008                                                41,250  23,512
 0%/11.25% 2009                                                 6,000   3,120     .11
Dobson Communications Corp. 11.75% 2007                         7,000   7,420
Dobson/Sygnet Communications Co. 12.25% 2008                   14,250  15,034     .10
CCPR Services, Inc. 10.00% 2007                                18,000  18,990     .08
Comunicacion Celular SA 0%/14.125% 2005 (1,5)                  31,000  18,677     .08
American Cellular Corp. 10.50% 2008                            18,100  18,552     .08
Esat Telecom Group PLC 0%/12.50% 2007 (5)                      12,875   9,141     .04
Centennial Cellular Corp. 10.75% 2008 (1)                       8,735   8,997     .04
Mobile Telecommunication Technologies Corp. 13.50% 2002         7,685   8,761     .04
Sprint Spectrum LP, Sprint Spectrum Finance Corp. 11.00% 20     6,000   6,752     .03
PTC International Finance BV 0%/10.75% 2007 (5)                 5,000   3,562     .02
Cellco Finance NV 15.00% 2005 (1)                                 650     686     .00
Conecel Holdings Ltd., Series A, 14.00% 2000 (1,4,7,8)          2,950     295     .00
                                                                     ------------------
                                                                      675,171    2.93
                                                                     ------------------

Banking - 1.42%
SocGen Real Estate Co. LLC, Series A, 7.64%/8.406%             71,500  67,108     .29
 (undated) (1,7)
MBNA Corp., MBNA:
 Capital A, Series A, 8.278% 2026                              10,000   9,124
 Capital B, Series B, 5.795% 2027 (7)                          32,000  27,633     .16
Dime Bancorp, Inc. 6.375% 2001                                 15,000  14,964
Dime Capital Trust I, Dime Bancorp, Inc., Series A,            11,925  11,948     .12
 9.33% 2027
Riggs Capital Trust II:
 8.625% 2026                                                    1,500   1,400
 8.875% 2027                                                   25,000  23,948     .11
Advanta Corp.:
 Series D, 6.60% 2000                                           4,000   3,966
 Series D, 6.65% 2000                                           7,500   7,442
 7.50% 2000                                                     4,000   3,944
 6.91% 2002                                                     5,000   4,476
 6.925% 2002                                                    5,000   4,476     .11
Washington Mutual Capital I, Subordinated Capital Income       10,000   9,866
 Security 8.375% 2027
Ahmanson Capital Trust I, Capital Security, Series A,           8,000   7,915     .08
 8.36% 2026 (1)
Deutsche Bank Capital Funding Trust I 7.872% (undated) (1,7    16,250  15,417     .07
Sakura Capital Funding 5.997% (undated) (1,7)                  15,000  12,000     .05
Capital One Capital I 6.545% 2027 (1,7)                        13,500  11,934     .05
Bank of America Corp. (formerly BankAmerica Corp.)             12,500  11,324     .05
 5.875% 2009
Fleet Capital Trust 6.176% 2028 (7)                            10,000  10,045     .04
Standard Chartered Bank 5.75% Eurodollar Note (undated) (7)    15,000   9,265     .04
Bank of Nova Scotia 5.25% Eurodollar Note (undated) (7)        10,000   7,876     .04
Canadian Imperial Bank of Commerce 5.25% Eurodollar Note       10,000   7,750     .03
 (undated) (7)
HSBC Holdings PLC 7.50% 2009                                    7,500   7,474     .03
HSBC Americas, Inc. 7.808% 2026 (1)                             8,000   7,345     .03
Bank of Scotland 7.00% (undated) (1,7)                          7,500   7,066     .03
Komercni Finance BV 9.00%/10.75% 2008 (1,7)                     6,000   5,370     .02
Chase Capital II, Global Floating Rate Capital Security,        5,000   4,736     .02
 Series B, 5.495% 2027 (7)
BCI U.S. Funding Trust I 8.01% (undated) (1,7)                  5,000   4,663     .02
Chevy Chase Bank, FSB 9.25% 2005                                4,000   4,020     .02
J.P. Morgan & Co. Inc., Series A, 6.00% 2009                    1,650   1,505     .01
                                                                     ------------------
                                                                      326,000    1.42
                                                                     ------------------

Business & Public Services - 1.41%
Integrated Health Services, Inc.:
 10.25% 2006 (7)                                               16,900  11,830
 Series A, 9.50% 2007                                          72,595  46,461
 Series A, 9.25% 2008                                          68,298  43,028     .44
Allied Waste North America, Inc.:
 7.625% 2006                                                    7,000   6,440
 10.00% 2009 (1)                                               58,625  58,039     .28
Columbia/HCA Healthcare Corp.:
 6.87% 2003                                                    10,575   9,803
 7.15% 2004                                                     6,000   5,640
 6.91% 2005                                                    10,750   9,754
 8.85% 2007                                                    16,770  16,686
 8.70% 2010                                                     9,500   9,057     .22
Safety-Kleen Services, Inc.:
 9.25% 2008                                                    26,500  26,765
 9.25% 2009 (1)                                                13,500  13,635     .18
Paracelsus Healthcare Corp. 10.00% 2006                        30,100  22,876     .10
Protection One Alarm Monitoring, Inc. 13.625% 2005 (7)         11,685  13,087     .05
Tenet Healthcare Corp. 8.00% 2005                               9,500   9,144     .04
Ceridian Corp. 7.25% 2004 (1)                                   9,000   8,935     .04
Allegiance Corp. 7.00% 2026                                     4,000   3,950     .02
LifePoint Hospitals, Inc. 10.75% 2009 (1)                       3,750   3,778     .01
Iron Mountain Inc. 8.75% 2009                                   1,750   1,706     .01
RainTree Healthcare Corp. 11.00% 2003 (3)                       1,932   1,705     .01
Mariner Health Group, Inc. 9.50% 2006                          15,250   1,372
Mariner Post-Acute Network, Inc. 9.50% 2007                     2,000     240     .01
                                                                     ------------------
                                                                      323,931    1.41
                                                                     ------------------

Telecommunications - 1.34%
Cable & Wireless Communications PLC:
 6.625% 2005                                                   26,500  26,646
 6.75% 2008                                                    38,000  38,862     .29
NEXTLINK Communications, Inc.:
 9.625% 2007                                                    4,000   3,880
 9.00% 2008                                                     6,250   5,937
 0%/12.25% 2009 (5)                                            39,500  22,712     .14
Loral Orion Network Systems, Inc. 11.25% 2007                  35,175  30,250     .13
Time Warner Telecom Inc. 9.75% 2008                            27,975  28,534     .12
Allegiance Telecom, Inc.:
 0%/11.75% 2008 (5)                                            32,000  20,640
 12.875% 2008                                                   3,475   3,805     .11
Viatel, Inc.:
 11.25% 2008                                                   21,500  21,500
 11.50% 2009 (1)                                                2,000   2,020     .10
Orange PLC:
 8.75% 2006 (1)                                                15,000  15,150
 8.00% 2008                                                     6,000   5,790     .09
Qwest Communications International Inc.:
 0%/9.47% 2007 (5)                                             15,000  11,698
 10.875% 2007                                                   3,084   3,480
 0%/8.29% 2008 (5)                                              7,500   5,629     .09
US Xchange, LLC 15.00% 2008                                    13,500  13,837     .06
Netia Holdings BV:
 10.25% 2007                                                    3,625   3,199
 0%/11.25% 2007 (5)                                            10,500   6,746     .04
IMPSAT Corp. 12.375% 2008                                      10,000   7,625     .03
COLT Telecom Group PLC 0%/12.00% 2006 (5)                       7,500   6,225     .03
Hermes Europe Railtel BV 11.50% 2007                            5,000   5,225     .02
VersaTel Telecom International NV 11.875% 2009                  5,250   5,197     .02
Teligent, Inc. 11.50% 2007                                      4,500   4,331     .02
PanAmSat Corp. 6.125% 2005                                      4,000   3,710     .02
CellNet Data Systems, Inc. 0%/14.00% 2007 (5)                   8,700   3,458     .02
Globe Telecom, Inc. 13.00% 2009 (1)                             1,850   1,850     .01
                                                                     ------------------
                                                                      307,936    1.34
                                                                     ------------------

Energy & Related Companies - 0.89%
Oryx Energy Co.:
 9.50% 1999                                                    10,000  10,072
 8.00% 2003                                                     5,345   5,435
 8.375% 2004                                                   12,750  13,219
 8.125% 2005                                                    8,500   8,680     .16
PDVSA Finance Ltd.:
 9.375% 2007 (1)                                                7,500   7,294
 9.75% 2010 (1)                                                 5,000   4,820
 7.40% 2016                                                    32,865  24,813     .16
Clark Refining & Marketing, Inc. 8.875% 2007                   33,080  29,441     .13
Petrozuata Finance, Inc.: (1)
 Series A, 7.63% 2009                                          10,285   8,590
 Series B, 8.22% 2017                                          10,000   7,737     .07
Union Pacific Resources Group, Inc. 7.30% 2009                 12,500  12,076     .05
Pioneer Natural Resources Co. 7.20% 2028                       15,975  11,444     .05
Pogo Producing Co. 10.375% 2009                                10,000  10,450     .05
Conoco Inc. 6.35% 2009                                         10,000   9,520     .04
Cross Timbers Oil Co.:
 Series B, 9.25% 2007                                           1,000     985
 8.75% 2009                                                     8,000   7,680     .04
Petro Stopping Centers, LP 10.50% 2007                          7,500   7,687     .03
Husky Terra Nova Finance 8.45% 2012 (1)                         7,500   7,409     .03
OXYMAR 7.50% 2016 (1)                                           8,000   6,559     .03
Newfield Exploration Co., Series B, 7.45% 2007                  6,000   5,614     .03
USX Corp. 6.65% 2006                                            4,500   4,248     .02
                                                                     ------------------
                                                                      203,773     .89
                                                                     ------------------

Forest Products & Paper - 0.86%
Container Corp. of America:
 9.75% 2003                                                    50,206  51,963
 Series A, 11.25% 2004                                         19,500  20,231     .31
Pacifica Papers Inc. 10.00% 2009 (1)                           27,750  27,958     .12
Scotia Pacific Co. LLC, Timber Collateralized Notes:
 Series B, Class A-2, 7.11% 2028                               14,550  12,190
 Series B, Class A-3, 7.71% 2028                               16,000  11,680     .10
Pindo Deli Finance Mauritius Ltd.:
 10.25% 2002                                                   11,000   7,287
 10.75% 2007                                                   24,450  15,465     .10
Packaging Corp. of America 9.625% 2009 (1)                     12,875  13,197     .06
Copamex Industrias, SA de CV, Series B, 11.375% 2004           13,450  12,004     .05
Kappa Beheer BV 10.625% 2009 (1)                                7,000   7,140     .03
Advance Agro Capital BV 13.00% 2007 (7)                         7,925   6,063     .03
Grupo Industrial Durango, SA de CV 12.00% 2001                  6,000   5,925     .03
Paperboard Industries International Inc. 8.375% 2007            5,500   5,087     .02
Indah Kiat Finance Mauritius Ltd.:
 11.875% 2002                                                     700     565
 10.00% 2007                                                    3,050   1,952     .01
                                                                     ------------------
                                                                      198,707     .86
                                                                     ------------------

Financial Services - 0.76%
GS Escrow Corp.:
 5.995% 2003 (7)                                               15,000  14,658
 7.125% 2005                                                   23,000  21,775     .16
Capital One Financial Corp. 7.125% 2008                        22,500  20,813     .09
BHP Finance Ltd. 6.75% 2013                                    20,000  18,438     .08
Newcourt Credit Group Inc.: (1)
 Series A, 7.125% 2003                                         12,500  12,232
 6.875% 2005                                                    5,000   4,784     .07
Providian National Bank 6.65% 2004                              4,000   3,840
Providian Financial Corp. 9.525% 2027 (1)                      10,000   9,162     .06
MBNA Corp., MBNA 6.75% 2008                                    12,500  11,719     .05
Toyota Motor Credit Corp. 6.00% 2003                           10,000   9,857     .04
AT&T Capital Corp. 6.60% 2005                                  10,000   9,511     .04
Wharf Capital International, Ltd. 8.875% 2004                   7,000   6,773     .03
Ford Capital BV 10.125% 2000                                    5,500   5,750     .02
DVI, Inc. 9.875% 2004                                           5,000   4,875     .02
General Electric Capital Corp. 8.875% 2009                      4,000   4,523     .02
Nebhelp Trust, Student Loan Interest Margin Security,           4,644   4,520     .02
 Series 1998-1, Class A, 6.68% 2016 (1)
Midland Bank PLC 5.75% Eurodollar Note (undated) (7)            5,000   3,935     .02
Amresco, Inc., Series 1998-A, 9.875% 2005                       5,000   3,750     .02
Green Tree Financial Corp. 6.50% 2002                           2,635   2,505     .01
AB Spintab 6.80% (undated) (1,7)                                1,500   1,449     .01
                                                                     ------------------
                                                                      174,869     .76
                                                                     ------------------

Transportation - 0.73%
Jet Equipment Trust: (1,9)
 Series 1994-A, Class B1, 10.91% 2006                           6,364   7,004
 Series 1995-B, 10.91% 2014                                     4,750   5,554
 Series 1995-B, Class A, 7.63% 2015                             3,634   3,607
 Series 1995-A, Class B, 8.64% 2015                            13,687  14,387
 Series 1995-B, Class C, 9.71% 2015                             5,500   5,931
 Series 1995-A, Class C, 10.69% 2015                            5,000   5,738     .18
Atlas Air, Inc. Pass-Through Trust, Series 1998-1,             32,825  30,401     .13
 Class A, 7.38% 2019 (9)
Continental Airlines, Inc.:
 9.50% 2001                                                     4,500   4,613
 pass-through certificates, Series 1996: (9)
  Class A, 6.94% 2015                                           8,375   8,185
  Class C, 9.50% 2015                                          12,097  12,745     .11
Airplanes Pass Through Trust, pass-through certificate,        22,480  21,592     .10
 Series 1, Class C, 8.15% 2019 (9)
USAir, Inc.:(9)
 Enhanced Equipment Note, Class C, 8.93% 2009                   7,354   7,409
 pass-through trust, Series 1993-A3, 10.375% 2013               9,000   9,485     .07
United Air Lines, Inc.:
 9.00% 2003                                                     8,000   8,463
 pass-through certificate, Series 1996-A2, 7.87% 2019 (9)       5,000   4,703     .06
Teekay Shipping Corp. 8.32% 2008                               10,820  10,333     .05
Delta Air Lines, Inc., pass-through certificate,                5,000   5,309     .02
 Series 1992-A2, 9.20% 2014 (9)
MC-Cuernavaca Trust 9.25% 2001 (1)                              3,703   2,891     .01
                                                                     ------------------
                                                                      168,350     .73
                                                                     ------------------

General Retailing & Merchandising - 0.72%
J.C. Penney Co., Inc.:
 7.95% 2017                                                    28,200  28,000
 7.625% (undated)                                               3,000   2,676     .13
Fred Meyer, Inc.:
 7.375% 2005                                                   21,000  20,923
 7.45% 2008                                                     4,000   4,010     .11
WestPoint Stevens Inc. 7.875% 2005                             18,000  17,505     .08
Stater Bros. Holdings Inc. 11.00% 2001                         16,000  16,240     .07
Boyds Collection, Ltd. 9.00% 2008 (1)                          14,621  14,329     .06
Sears, Roebuck and Co. 9.375% 2011                             12,310  13,918     .06
Salton/Maxim Housewares, Inc. 10.75% 2005                      12,625  13,256     .06
May Department Stores Co. 8.375% 2024                          10,000  10,451     .04
Federated Department Stores, Inc. 6.30% 2009                   10,000   9,245     .04
Philips Electronics NV 7.20% 2026                               6,000   5,971     .03
Randall's Food Markets, Inc. 9.375% 2007                        4,750   5,189     .02
Tultex Corp.:
 10.625% 2005                                                   7,040   2,675
 9.625% 2007                                                    4,194   1,594     .02
                                                                     ------------------
                                                                      165,982     .72
                                                                     ------------------

Leisure & Tourism - 0.64%
International Game Technology: (1)
 7.875% 2004                                                   16,000  15,440
 8.375% 2009                                                    7,750   7,479     .10
Horseshoe Gaming Holding Corp. 8.625% 2009 (1)                 21,500  20,748     .09
AMF Bowling Worldwide, Inc.:
 10.875% 2006                                                  17,155  13,896
 0%/12.25% 2006 (5)                                             6,437   3,991     .08
Mirage Resorts, Inc.:
 6.625% 2005                                                    3,000   2,832
 6.75% 2007                                                     5,000   4,593
 6.75% 2008                                                     5,000   4,575     .05
Florida Panthers Holdings, Inc. 9.875% 2009                    10,000   9,550     .04
Premier Parks Inc. 9.75% 2007                                   9,500   9,500     .04
Joseph E. Seagram & Sons, Inc. 6.625% 2005                      9,000   8,590     .04
Harrah's Operating Co., Inc. 7.875% 2005                        7,750   7,401     .03
Boyd Gaming Corp. 9.25% 2003                                    7,000   7,070     .03
Royal Caribbean Cruises Ltd. 7.00% 2007                         7,000   6,649     .03
Friendly Ice Cream Corp. 10.50% 2007                            6,515   5,896     .02
CKE Restaurants, Inc. 9.125% 2009                               5,000   4,650     .02
CapStar Hotel Co. 8.75% 2007                                    4,900   4,606     .02
Regal Cinemas, Inc. 9.50% 2008                                  5,000   4,500     .02
Carmike Cinemas, Inc. 9.375% 2009 (1)                           4,000   3,870     .02
KSL Recreation Group, Inc. 10.25% 2007                          1,250   1,269     .01
                                                                     ------------------
                                                                      147,105     .64
                                                                     ------------------

Multi-Industry - 0.43%
Hutchison Whampoa Finance (CI) Ltd., Series D,                 21,000  19,312     .08
 6.988% 2037 (1)
Reliance Industries Ltd.:
 8.25% 2027 (1)                                                10,000   8,908
 10.50% 2046 (1)                                                5,750   4,821
 Series B, 10.25% (undated)                                     5,000   3,975     .08
Pan Pacific Industrial Investments PLC 0% 2007 (1)             33,500  16,752     .07
Graham Packaging Co.:
 8.75% 2008                                                     8,475   7,967
 0%/10.75% 2009 (5)                                             8,000   5,240     .06
American Standard Inc. 8.25% 2009 (1)                          10,250  10,301     .05
Tekni-Plex, Inc. 9.25% 2008                                     8,000   7,880     .03
Sony Corp. 6.125% 2003                                          7,500   7,406     .03
Innova, S de RL 12.875% 2007                                    5,000   3,763     .02
Tenneco Inc. 8.075% 2002                                        2,000   2,051     .01
                                                                     ------------------
                                                                       98,376     .43
                                                                     ------------------

Industrial Components - 0.40%
Federal-Mogul Corp.:
 7.50% 2004                                                     6,860   6,610
 7.375% 2006 (1)                                               38,000  35,512
 7.75% 2006                                                    10,000   9,502
 7.50% 2009 (1)                                                24,000  22,116     .32
TRW Inc. 7.125% 2009 (1)                                       15,000  14,466     .06
BREED Technologies, Inc. 9.25% 2008                            29,500   2,950     .01
Westinghouse Air Brake Co. 9.375% 2005                          2,000   2,040     .01
                                                                     ------------------
                                                                       93,196     .40

                                                                     ------------------

Real Estate - 0.38%
Security Capital Group Inc. 7.15% 2007                         17,500  15,833     .07
FelCor Suites LP:
 7.375% 2004                                                   10,000   9,197
 7.625% 2007                                                    5,000   4,447     .06
ProLogis Trust 7.05% 2006                                      12,000  11,379     .05
EOP Operating LP:
 6.625% 2005                                                    5,250   5,001
 6.763% 2007                                                    6,550   6,149     .05
CarrAmerica Realty Corp. 6.625% 2000                           10,000   9,907     .04
Spieker Properties Inc.:
 7.125% 2006                                                    3,645   3,488
 7.50% 2027                                                     5,000   4,439     .04
ERP Operating LP:
 7.95% 2002                                                     3,750   3,819
 6.63% 2005                                                     1,400   1,331     .02
Omega Healthcare Investors, Inc. 6.95% 2002                     5,000   4,715     .02
Irvine Co. 7.46% 2006 (1,4)                                     5,000   4,698     .02
Beverly Finance Corp. 8.36% 2004 (1)                            2,500   2,583     .01
                                                                     ------------------
                                                                       86,986     .38
                                                                     ------------------

Utilities: Electric & Gas - 0.31%
Israel Electric Corp. Ltd.: (1)
 7.75% 2009                                                     6,000   5,898
 7.70% 2018                                                    22,500  20,329
 8.10% 2096                                                    11,905   9,982     .16
Edison Mission Energy 7.73% 2009 (1)                           10,000  10,055     .04
Tennessee Gas Pipeline Co. 7.625% 2037                         10,000   9,538     .04
Williams Holdings of Delaware, Inc. 6.50% 2008                 10,000   9,259     .04
Transener SA 9.25% 2008 (1)                                     7,500   6,122     .03
                                                                     ------------------
                                                                       71,183     .31
                                                                     ------------------

Electronic Components - 0.29%
Hyundai Semiconductor America, Inc.: (1)
 8.25% 2004                                                     5,650   4,861
 8.625% 2007                                                   20,000  15,813     .09
Zilog, Inc. 9.50% 2005                                         17,000  15,640     .07
Fairchild Semiconductor Corp. 10.375% 2007 (1)                 16,000  15,520     .07
Flextronics International Ltd. 8.75% 2007                       9,000   8,955     .04
Advanced Micro Devices, Inc. 11.00% 2003                        5,000   4,850     .02
                                                                     ------------------
                                                                       65,639     .29
                                                                     ------------------

Metals: Steel & Nonferrous - 0.25%
Doe Run Resources Corp., Series B, 11.25% 2005                 31,000  28,210     .12
Freeport-McMoRan Copper & Gold Inc.:
 7.50% 2006                                                     9,500   7,048
 7.20% 2026                                                    16,000  11,931     .08
Kaiser Aluminum & Chemical Corp. 12.75% 2003                    8,000   8,080     .04
Inco Ltd. 9.60% 2022                                            2,625   2,547     .01
                                                                     ------------------
                                                                       57,816     .25
                                                                     ------------------

Food Retailing: Food Products & Beverages - 0.19%
New World Pasta Co. 9.25% 2009 (1)                              9,750   9,360     .04
Home Products International, Inc. 9.625% 2008                  10,500   9,345     .04
Canandaigua Wine Co., Inc.:
 8.75% 2003                                                     5,000   4,925
 Series C, 8.75% 2003                                           3,250   3,218     .04
Gruma, SA de CV 7.625% 2007                                     7,750   7,033     .03
Nabisco, Inc. 6.375% 2035 (7)                                   5,000   4,742     .02
Delta Beverage Group, Inc. 9.75% 2003                           3,435   3,538     .02
DGS International Finance Co. BV:
 10.00% 2007 (1)                                                1,250     903
 10.00% 2007                                                      275     199     .00
                                                                     ------------------
                                                                       43,263     .19
                                                                     ------------------

Miscellaneous Materials & Commodities - 0.19%
Owens-Illinois, Inc.:
 7.85% 2004                                                     6,000   5,971
 7.15% 2005                                                    11,000  10,511
 8.10% 2007                                                     5,750   5,682     .10
Printpack, Inc. 10.625% 2006                                   20,270  19,510     .08
Anchor Glass Container Corp. 11.25% 2005                        1,000   1,035     .01
                                                                     ------------------
                                                                       42,709     .19
                                                                     ------------------

Other Industries - 0.13%
SCG Holding Corp. Semiconductor Components Industries,         10,500  10,553     .05
 LLC 12.00% 2009 (1)
Ford Motor Co. 7.45% 2031                                      10,000   9,765     .04
Jefferson-Pilot Corp. 8.14% 2046 (1)                            5,000   4,777     .02
Huntsman Corp. 8.873% 2007 (1,7)                                5,000   4,425     .02
                                                                     ------------------
                                                                       29,520     .13
                                                                     ------------------

Collateralized Mortgage/Asset-Backed Obligations (9)
   (excluding those issued by federal agencies) - 3.45%
Gramercy Place Insurance Ltd., Series 1998-A, Class C-2,       52,500  52,327     .23
 8.95% 2002 (1)
PP&L Transition Bond Co. LLC, Series 1999-1,                   45,100  45,016     .20
 Class A-8, 7.15% 2009
Collateralized Mortgage Obligation Trust, Series 63,           42,299  43,845     .19
 Class Z, 9.00% 2020
Green Tree Financial Corp., pass-through certificates:
 Series 1994-A, Class NIM, 6.90% 2004                           1,737   1,730
 Series 1995-A, Class NIM, 7.25% 2005                           2,099   2,079
 Series 1993-2, Class B, 8.00%  2018                           14,000  12,858
 Series 1995-4, Class B2, 7.70% 2025                            1,900   1,401
 Series 1995-1, Class B2, 9.20% 2025                            5,500   4,769
 Series 1995-9, Class A-5, 6.80% 2027                           4,000   3,994
 Series 1996-2, Class B2, 7.90% 2027                            3,500   2,597
 Series 1996-10, Class A-6, 7.30% 2028                          3,000   2,897
 Series 1998-4, Class B2, 8.11% 2028                            6,650   5,154     .18
 Series 1998-3, Class B2, 8.07% 2030                            5,000   3,863
G3 Mortgage Reinsurance Ltd., Series 1: (1,7)
 Class A, 6.164% 2008                                          10,500  10,147
 Class B, 6.464% 2008                                           9,000   8,702
 Class C, 8.014% 2008                                          10,000   9,016
 Class D, 11.664% 2008                                         11,000  10,028     .16
Merrill Lynch Mortgage Investors, Inc.:
 Seller Manufactured Housing Contract, Series 1995-C2,         13,449  13,492
 Class A-1, 6.973% 2021 (7)
 Series 1995-C3, Class A-3, 7.059% 2025 (7)                    10,000   9,910
 Series 1998-C3, Class A1, 5.65% 2030                           4,820   4,588
 Mortgage Pass-Through Certificates: (7)
  Series 1996-C2, Class A-1, 6.69% 2028                         2,678   2,679
  Series 1998-C3, Class E, 6.976% 2030                          7,980   6,574     .16
CS First Boston Inc.:
 Finance Co. Ltd., Series 1995-A, 5.969% 2005 (1,7)            11,375   9,783
 Series 1998-FL1, Class E, 6.07% 2013 (1,7)                    10,000   9,878
 Mortgage Securities Corp., Series 1998-C1, Class A-1A,        13,884  13,520     .14
 6.26% 2040
First USA Credit Card Master Trust:
 Series 1999-1, Class C, 6.42% 2006 (1)                         7,500   7,252
 Class A, Floating Rate Asset-Backed Certificates: (1,7)
  Series 1998-7, 5.78% 2004                                    13,000  12,953
  Series 1998-8, 6.08% 2008                                     5,652   5,623
  Series 1997-4, 6.00% 2010                                     6,500   6,399     .14
GMAC Commercial Mortgage Securities, Inc.:
 Series 1997-C2, Class E, 7.624% 2011                          20,750  18,006
 Series 1999-C1:(7)
  Class D, 6.865% 2033                                          7,000   6,529
  Class E, 6.865% 2033                                          4,015   3,453     .12
DLJ Mortgage Acceptance Corp.:
 Series 1997-CF1, Class A1A, 7.40% 2006 (1)                     6,343   6,422
 Series 1996-CF2, Class A1A, 6.86% 2021 (1)                     4,803   4,822
 Series 1998-CF2, Class A1B, 6.24% 2031                        15,000  14,008     .11
MBNA Master Credit Card Trust: (1)
 Series 1999-D, Class B, 6.95%  2008                            4,700   4,540
 Series 1998-E, Class C, 6.60% 2010                            22,500  20,644     .11
SMA Finance Co., Inc., Series 1998-C1, Class A1, 6.27% 2005    24,864  24,465     .11
Commercial Mortgage Acceptance Corp.:
 Series 1998-C2, Class A-1, 5.80% 2006                         12,878  12,438
 Series 1998-C1, Class A-1, 6.23% 2007                          6,056   5,887     .08
First Union-Lehman Brothers Bank of America Commercial         18,794  18,259     .08
 Mortgage Trust, Commercial Mortgage Pass-Through
 Certificate, Series 1998-C2, 6.28% 2035
GS Mortgage Securities Corp. II, Mortgage Pass-Through         20,000  17,971     .08
 Certificate, Series 1998-C1, Class D, 7.243% 2030 (7)
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (1)    18,250  17,091     .07
Morgan Stanley Capital I, Inc.:
 Series 1995-GAL1, Class A-2, 7.50% 2027 (1)                    7,500   7,666
 Series 1998-WF2, Class A-1, 6.75% 2030 (7)                     9,318   9,034     .07
Acominas Overseas Ltd. 8.309% 2022 (1,7)                       17,800  13,993     .06
Residential Reinsurance Ltd. 8.711% 2000 (1,7)                 14,000  13,860     .06
ComEd Transitional Funding Trust, Transitional Funding
 Trust Notes, Series 1998:
 Class A-5, 5.44% 2007                                          9,250   8,743
 Class A-6, 5.63% 2009                                          5,500   5,082     .06
Chase Commercial Mortgage Securities Corp., Series 1998-1,     13,835  13,567     .06
 Class A1, 6.34% 2030
Ford Credit Auto Owner Trust:
 Series 1998-B, Class C, 6.40% 2002                            10,000   9,838
 Series 1999-B, Class C, 6.65% 2003                             3,000   2,966     .06
Structured Asset Securities Corp., pass-through
 certificates: (7)
 Series 1998-RF2, Class A, 8.564% 2022 (1)                      2,430   2,482
 Series 1998-RF1, Class A, 8.689% 2027 (1)                      1,926   1,974
 Series 1999-BC1, Class M2, 6.393% 2029                         7,500   7,513     .05
First Consumer Master Trust, Series 1999-A, Class A,           12,500  11,865     .05
 5.80% 2005 (1)
Trinity Re, Ltd. 9.745% 2000 (1,7)                             12,000  11,730     .05
FIRSTPLUS Home Loan Owner Trust, Series 1997-1,                10,000   9,971     .04
 Class A-6, 6.95% 2015
Team Fleet Financing Corp.: (1)
 Series 1999-2A, Class D, 6.314% 2002 (7)                       3,000   2,994
 Series 1999-3A, Class D, 7.60% 2003                            7,000   6,964     .04
Green Tree Recreational, Equipment & Consumer Trust,           10,000   9,927     .04
 Series 1999-A, Class A-6, 6.84% 2029
Resolution Trust Corp.:
 Series 1992-CHF, Class E, 8.25% 2020                             865     863
 Series 1993-C1:
  Class D, 9.45% 2024                                           5,538   5,520
  Class E, 9.50% 2024                                             162     162
 Series 1993-C2:
  Class C, 8.00% 2025                                             505     503
  Class D, 8.50% 2025                                           2,459   2,452     .04
Freddie Mac Loan Receivables Trust, Series 1998-A,             10,100   9,489     .04
 Class A3, 6.69% 2020 (1)
Capital One Secured Note Trust, Series 1999-2, 5.78% 2005       6,250   6,206
Capital One Master Trust, Series 1991-1, Class C, 6.60%         2,500   2,430     .04
 2007 (1)
First Nationwide, Series 1999-2, Class 1PA1, 6.50% 2029         8,743   8,366     .04
Fleet Credit Card Master Trust II, Series 1999-A, Class C       8,000   8,008     .03
 Floating Rate Asset Backed Interests, 5.475% 2004 (1,7)
H.S. Receivables Corp., Series 1999-1, Class A, 8.13%           7,500   7,575     .03
 2004 (1)
PNC Mortgage Securities Corp., Series 1998-10, Class 1-B1,      6,942   6,421     .03
 6.50% 2028 (1)
GE Capital Mortgage Services, Inc., Series 1994-9, Class A9     6,864   6,396     .03
 6.50% 2024
Bear Stearns Commercial Mortgage Securities Inc., Series       89,481   6,210     .03
 1999-C1, Class X, interest only, 1.054% 2031 (7)
First Union Commercial Mortgage Trust, Series 1999-C1,          7,000   6,039     .03
 Class E, 6.973% 2035 (7)
Chase Manhattan Credit Card Master Trust, Series 1997-5,        5,585   5,498     .02
 Class A, 6.194% 2005
Standard Credit Card Master Trust I, Series 1994-2A,            5,000   5,022     .02
 Class A, 7.25% 2008
EQCC Home Equity Loan Trust, Asset Backed Certificates,         5,000   4,983     .02
 Series 1999-3, Class A-3F, 7.067% 2025
Metris Master Trust, Series 1998-1A, Class C, 6.03%             5,000   4,807     .02
 2005 (1,7)
Nationslink Funding Corp., Series 1999-1, Class D,              5,000   4,676     .02
 7.10% 2031
Government Lease Trust Series 1999-C1A, Class B3,               6,687   4,584     .02
 4.00% 2011 (1)
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1,      4,634   4,455     .02
 Class A-1,  6.22% 2031
Metropolitan Asset Funding, Inc., Series 1998-A, Class B1,      4,669   4,447     .02
 7.728% 2014 (1,7)
UCFC Acceptance Corp., Series 1996-D1, Class A-4,               4,250   4,262     .02
 6.776% 2016
Mosaic Re II, Ltd., Class B, 14.185% 2000 (1,7)                 4,000   3,992     .02
Money Store Trust, Asset-Backed Certificate, Series 1997-D,     3,844   3,837     .02
 6.345% 2021
Residential Funding Mortgage Securities I, Inc., Series         3,965   3,747     .02
 1998-S17, Class M-1, 6.75% 2028
Grupo Financiero Banamex Accival, SA de CV 0% 2002              3,944   3,527     .02
Financial Asset Securitization, Inc., Series 1997-NAM1,         2,540   2,553     .01
 Class B1, 7.75% 2027
Chase Manhattan Bank, NA, Series 1993-I, Class 2A5,             2,499   2,507     .01
 7.25% 2024
Rental Car Finance Corp., Series 1999-1A, Class D,              2,500   2,403     .01
 7.10% 2007 (1)
Domestic Inc. 8.686% 2002 (1,7)                                 2,000   2,010     .01
Chevy Chase Master Credit Card Trust II, Series 1996-C,         2,000   1,987     .01
 Class A,  5.32% 2007 (7)
                                                                     ------------------
                                                                      793,715    3.45
                                                                     ------------------

Federal Agency Obligations: Mortgage Pass-Throughs (9) 1.93%
Government National Mortgage Assn.:
 5.50% 2028                                                     3,011   2,673
 6.00% 2028-2029                                              142,488 131,310
 6.50% 2028                                                    27,072  25,702
 7.00% 2008-2030                                               53,696  52,364
 7.50% 2017-2026                                               29,849  29,893
 8.00% 2017-2023                                               14,974  15,294
 8.50% 2017-2029                                               14,821  15,452
 9.00% 2018-2025                                                5,379   5,711
 9.50% 2009-2021                                                7,836   8,415
 10.00% 2016-2019                                                 681     744
 10.50% 2019                                                       53      58    1.25
Fannie Mae:
 5.50% 2028                                                     9,873   8,847
 5.745% 2028 (7)                                                7,535   7,391
 6.00% 2013                                                    10,316   9,868
 6.50% 2013-2028                                               11,747  11,337
 7.00% 2012                                                     7,079   7,055
 7.50% 2007-2027                                               21,857  22,002
 8.00% 2009-2024                                                5,832   5,970
 8.50% 2014-2025                                                4,677   4,857
 9.00% 2008-2025                                                5,151   5,440
 9.50% 2022                                                     4,507   4,795
 10.00% 2005-2025                                              12,691  13,712
 12.50% 2019                                                      911   1,052
 13.00% 2015                                                    2,326   2,722
 15.00% 2028                                                      870   1,036     .46
Freddie Mac:
 5.125% 2008                                                   25,000  22,293
 6.00% 2014                                                    12,386  11,859
 8.50% 2008-2020                                                9,623   9,971
 9.00% 2007-2021                                                5,375   5,600
 10.00% 2019                                                      119     128
 11.50% 2000                                                        4       4     .22
                                                                     ------------------
                                                                      443,555    1.93
                                                                     ------------------

Federal Agency Obligations: Collateralized Mortgage
 Obligations (9) - 0.10%
Fannie Mae:
 Series 1991-78, Class PK, 8.50% 2020                             452     452
 Series 1994-4, Class ZA, 6.50% 2024                            5,599   5,155
 Series 1996-4, Class ZA, 6.50% 2022                            6,611   6,270
 Series 1997-28, Class C, 7.00% 2027                            5,000   4,869     .07
Freddie Mac:
 Series 178, Class Z, 9.25% 2021                                1,993   2,076
 Series 1673, Class SA, 5.839% 2024 (7,10)                      6,000   4,363     .03
                                                                     ------------------
                                                                       23,185     .10
                                                                     ------------------

Other Federal Agency Obligations - 0.12%
Fannie Mae, Medium-Term Note 6.75% 2028                        30,000  26,841     .12
                                                                     ------------------

Governments & Governmental Authorities (excluding U.S.)
-1.19%
Brazil (Federal Republic of):
 Debt Conversion Bond, Series L, 5.938% 2012 (7)                3,750   2,227
 Debt Conversion Bond, Bearer, Series L, 5.938% 2012 (7)        5,000   2,969
 Bearer 8.00% 2014                                            135,246  83,007     .38
Argentina (Republic of):
 Eurobond, Series L, 5.938% 2005 (7)                            2,093   1,741
 9.75% 2027                                                    10,000   7,475
 11.00% 2006                                                   31,635  28,867
 11.375% 2017                                                  13,400  11,290
 11.75% 2009                                                    1,730   1,529     .22
United Mexican States Government Eurobonds:
 Series C, 0% 2003 (4)                                          2,307       0
 Global:
  11.375% 2016                                                  9,000   9,315
  11.50% 2026                                                  19,000  20,378
 Units, Series C, 5.874% 2019 (7)                               1,500   1,226     .13
Panama (Republic of):
 Past Due Interest Eurobond 6.50% 2016 (7)                        540     384
 8.875% 2027                                                   21,500  17,415
 9.375% 2029                                                    5,000   4,650     .10
Philippines (Republic of):
 8.875% 2008                                                   12,250  11,990
 9.875% 2019                                                   10,750  10,441     .10
Turkey (Republic of) 12.375% 2009                              11,750  11,823     .05
Korea (Republic of) 8.875% 2008                                11,000  11,286     .05
Venezuela (Republic of):
 Eurobond 6.313% 2007 (7)                                      13,964  10,299
 9.25% 2027                                                     1,150     725     .05
Ontario (Province of) 5.50% 2008                               10,000   9,066     .04
Poland (Republic of), Past Due Interest Bond, Bearer            9,000   7,970     .03
 5.00% 2014 (7)
Mendoza (Province of) 10.00% 2007 (1)                           9,500   6,080     .03
Bulgaria (Republic of), Front-Loaded Interest Reduction         2,500   1,530     .01
 Bond 2.75% 2012 (7)
Peru (Republic of):(7)
 Front-Loaded Interest Reduction Eurobond 3.75% 2017              250     136
 Past Due Interest Eurobond 4.50% 2017                          1,250     769     .00
                                                                     ------------------
                                                                      274,588    1.19
                                                                     ------------------

U.S. Treasury Obligations - 3.53%
 8.75% August 2000                                             22,500  23,245     .10
 7.75% February 2001                                           13,000  13,412     .06
 5.875% November 2001                                          12,590  12,641     .05
 6.25% August 2002                                             50,000  50,617     .22
 7.25% May 2004                                                83,630  88,204     .38
 7.25% August 2004                                            100,000 105,641     .46
 11.625% November 2004                                         43,500  54,382     .24
 7.50% February 2005                                           80,860  86,469     .38
 6.50% May 2005                                                10,000  10,238     .04
 7.00% July 2006                                               18,293  19,225     .08
 6.125% August 2007                                             1,465   1,469     .01
 3.625% January 2008 (7,11)                                    51,438  49,927     .22
 10.00% May 2010                                               18,000  21,282     .09
 7.50% November 2016                                           17,000  18,958     .08
 8.875% August 2017                                            73,575  92,923     .40
 7.875% February 2021                                           7,500   8,801     .04
 7.125% February 2023                                          65,250  71,387     .31
 6.50% November 2026                                           70,000  71,772     .31
 0% November 2027                                              21,530   3,839     .02
 5.25% February 2029                                           10,000   8,831     .04
                                                                     ------------------
                                                                      813,263    3.53
                                                                     ------------------

TOTAL BONDS & NOTES (cost: $6,691,309,000)                           6,400,64   27.82

Short-Term Securities
--------------------------------------------

Corporate Short-Term Notes - 6.41%
BellSouth Telecommunications, Inc. 4.90%-5.30% due             92,800  91,823     .40
 8/2/1999-1/27/2000 (1)
Ford Motor Credit Co. 5.00%-5.13% due 9/2-10/19/1999           87,100  86,200     .37
E.I. du Pont de Nemours and Co. 4.89%-5.30% due                84,900  83,186     .36
 8/18/1999-2/2/2000
Lucent Technologies Inc. 4.88%-5.08% due 8/5-9/23/1999         80,700  80,453     .35
Archer Daniels Midland Co. 4.84%-5.36% due 8/20/1999-2/10/2    80,300  79,257     .34
Procter & Gamble Co. 5.08%-5.30% due 8/30/1999-1/19/2000       79,700  78,348     .34
IBM Credit Corp. 4.80%-5.01% due 8/11-8/19/1999                75,000  74,847     .33
Coca-Cola Co. 5.00%-5.29% due 9/28/1999-2/1/2000               75,500  73,887     .32
Merck & Co. Inc. 5.29%-5.34% due 2/2/1999-2/4/2000             75,000  72,861     .32
Associates First Capital Corp. 4.84%-4.96% due 8/31-9/20/19    65,000  64,672     .28
International Lease Finance Corp. 5.09%-5.10% due              65,000  64,289     .28
 10/8-10/22/1999
H.J. Heinz Co. 5.15%-5.34% due 8/23/1999-1/28/2000             60,200  59,200     .26
Ciesco L.P. 4.90%-5.02% due 8/4-8/17/1999                      54,950  54,873     .24
Eastman Kodak Co. 4.78%-5.05% due 8/10-9/24/1999               54,020  53,793     .23
Fortune Brands Inc. 5.00%-5.12% due 8/3-10/8/1999 (1)          52,000  51,622     .22
Monsanto Co. 4.93%-5.15% due 9/17-11/5/1999                    50,000  49,472     .21
Johnson & Johnson 4.78%-5.30% due 10/4/1999-1/25/2000 (1)      47,425  46,602     .20
General Electric Capital Corp. 5.10%-5.51% due                 46,300  45,368     .20
 8/2/1999-1/31/2000
American Home Products Corp. 4.79%-5.37% due                   45,100  44,417     .19
 8/3/1999-1/26/2000 (1)
General Motors Acceptance Corp. 4.89%-5.12% due 8/3-10/15/1    42,900  42,652     .19
Warner-Lambert Co. 4.83% due 8/25/1999 (1)                     40,000  39,858     .17
National Rural Utilities Cooperative Finance Corp.             38,500  38,247     .17
 4.78%-5.09% due 8/27-10/4/1999
Household Finance Corp. 5.02% due 8/23/1999                    36,400  36,283     .16
Minnesota Mining and Manufacturing Co. 5.00%-5.05%             23,423  23,335     .10
 due 8/26-8/27/1999
Gillette Co. 4.87%-5.00% due 8/3-8/4/1999 (1)                  22,900  22,889     .10
Schering Corp. 4.87% due 8/31/1999                             18,000  17,921     .08
                                                                     ------------------
                                                                     1,476,35    6.41
                                                                     ------------------

Federal Agency Short-Term Obligations - 5.03%

Freddie Mac 4.73%-5.21% due 8/9/1999-2/3/2000                 664,900 659,847    2.87
Fannie Mae 4.691%-5.00% due 8/5-12/3/1999                     462,390 459,034    2.00
Federal Home Loan Banks 4.81%-5.22% due 11/19/1999-1/21/200    38,600  37,739     .16
                                                                     ------------------
                                                                     1,156,62    5.03
                                                                     ------------------

Other Federal Agency Short-Term Obligations - 0.22%
Sallie Mae 5.063% due 10/21/1999 (7)                           50,000  49,980     .22
                                                                     ------------------

TOTAL SHORT-TERM SECURITIES (cost: $2,683,797,000)                   2,682,95   11.66
                                                                     ------------------
TOTAL INVESTMENT SECURITIES (cost: $20,846,345,000)                  23,123,7  100.49

Excess of payables over cash and receivables                           111,87     .49
                                                                     ------------------
NET ASSETS                                                           23,011,8  100.00
                                                                     ------------------
                                                                     ------------------

1. Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.
2. The fund owns 5.42% and 7.41% of the outstanding voting securities of Equitable Resources and Ohio Casualty, respectively, and thus,is considered an affiliate as defined in the Investment Company Act of 1940.
3. Non-income-producing security.
4. Valued under procedures established by the Board of Directors.
5. Step Bond; coupon rate will increase at a later date.
6. Payment in kind; the issuer has the option of paying in additional securities in lieu of cash.
7. Coupon rate may change periodically.
8. Company not making interest payments; bankruptcy proceedings pending.
9. Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
10. Inverse floater, which is a floating rate note whose interest rate moves in the opposite direction of prevailing interest rates.
11. Index-linked bond whose principal amount moves with a government retail price index.

See Notes to Financial Statements

ADR = American Depositary Receipts


The Income Fund of America
Financial Statements
-----------------------------------------            ---------    ---------
Statement of Assets and Liabilities                             (dollars in
at July 31, 1999                                                 thousands)
-----------------------------------------            ---------    ---------
Assets:
Investment securities at market
 (cost: $20,846,345)                                            $23,123,707
Cash                                                                 16,467
Receivables for-
 Sales of investments                                 $ 22,222
 Sales of fund's shares                                 24,360
 Dividends and accrued interest                        166,476      213,058
                                                     ---------    ---------
                                                                 23,353,232
Liabilities:
Payables for-
 Purchases of investments                              298,523
 Repurchases of fund's shares                           28,226
 Management services                                     5,304
 Accrued expenses                                        9,349      341,402
                                                     ---------    ---------
Net Assets at July 31, 1999-
 Equivalent to $17.51 per share on
 1,314,463,728 shares of $1 par value
 capital stock outstanding (authorized
 capital stock--1,600,000,000 shares)                           $23,011,830
                                                               ============


-----------------------------------------            ---------    ---------
Statement of Operations                                         (dollars in
for the year ended July 31, 1999                                 thousands)
-----------------------------------------            ---------    ---------
Investment Income:
Income:
 Dividends                                            $506,236
 Interest                                              746,740   $1,252,976
                                                     ---------
Expenses:
 Management services fee                                63,389
 Distribution expenses                                  52,738
 Transfer agent fee                                     10,901
 Reports to shareholders                                   670
 Registration statement and
  prospectus                                             1,495
 Postage, stationery and supplies                        2,019
 Directors' fees                                           178
 Auditing and legal fees                                    71
 Custodian fee                                             961
 Taxes other than federal income tax                        10
 Other expenses                                            123      132,555
                                                     ---------    ---------
 Net investment income                                            1,120,421
                                                                  ---------
Realized Gain and Unrealized
 Appreciation on Investments:
 Net realized gain                                                1,485,110
 Net change in unrealized appreciation on
  investments                                                      (912,310)
                                                                  ---------
  Net realized gain and change in unrealized
   appreciation on investments                                      572,800
                                                                  ---------
Net Increase in Net Assets Resulting
 From Operations                                                 $1,693,221
                                                               ============
-----------------------------------------            ---------    ---------
                                                                (dollars in
Statement of Changes in Net Assets                               thousands)
-----------------------------------------            ---------    ---------
                                                             Year ended July 31
                                                           1999         1998
                                                     ---------    ---------
Operations:
Net investment income                              $ 1,120,421  $   981,936
Net realized gain on investments                     1,485,110    1,220,942
Net change in unrealized appreciation
 on investments                                       (912,310)     (34,156)
                                                     ---------    ---------
 Net increase in net assets
  resulting from operations                          1,693,221    2,168,722
                                                     ---------    ---------
Dividends and Distributions
 Paid to Shareholders:
Dividends from net investment income                (1,109,089)    (922,159)
Distributions from net realized
 gain on investments                                (1,454,557)  (1,524,937)
                                                     ---------    ---------
 Total dividends and distributions                  (2,563,646)  (2,447,096)
                                                     ---------    ---------
Capital Share Transactions:
Proceeds from shares sold:
 172,804,800 and 205,557,632
 shares, respectively                                3,038,713    3,777,990
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and distributions of
 net realized gain on investments:
 134,016,601 and 122,751,251
 shares, respectively                                2,310,634    2,182,454
Cost of shares repurchased:
 203,714,499 and 129,064,287
 shares, respectively                               (3,580,068)  (2,383,307)
                                                     ---------    ---------
 Net increase in net assets
  resulting from capital share
  transactions                                       1,769,279    3,577,137
                                                     ---------    ---------
Total Increase in Net Assets                           898,854    3,298,763

Net Assets:
Beginning of year                                   22,112,976   18,814,213
                                                     ---------    ---------
End of year (including undistributed
 net investment income: $211,028
 and $198,455, respectively)                       $23,011,830  $22,112,976
                                                   ===========  ===========




See Notes to Financial Statements


                    Income Fund of America
                 Notes to Financial Statements
                   Year ended July 31, 1999

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION - The Income Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

     SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality, and type. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

     NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on securities purchased are amortized daily over the expected life of the security.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2.   NON-U.S. INVESTMENTS

     INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

     TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. For the year ended July 31, 1999, such non-U.S. taxes were $6,896,000.

     CURRENCY GAINS AND LOSSES - Net realized currency gains on dividends, interest, withholding taxes reclaimable, and other receivables and payables, on a book basis, were $37,000.

3.   FEDERAL INCOME TAXATION

     The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

     As of July 31, 1999, net unrealized appreciation on investments for federal income tax purposes aggregated $2,277,405,000, of which $3,176,209,000 related to appreciated securities and $898,804,000 related to depreciated securities. During the year ended July 31, 1999, the fund realized, on a tax basis, a net capital gain of $1,483,870,000 on securities transactions.

     Net gains related to non-U.S. currency and other transactions of $1,240,000 were treated as an adjustment to ordinary income for federal income tax purposes. The cost of portfolio securities for federal income tax purposes was $20,846,302,000 at July 31, 1999.

4.   FEES AND TRANSACTIONS WITH RELATED PARTIES

     INVESTMENT ADVISORY FEE - The fee of $63,389,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement in effect through December 31, 1998 provided for monthly fees, accrued daily, based on an annual rate of 0.24% of the first $1 billion of average net assets; 0.20% of such assets in excess of $1 billion but not exceeding $2 billion; 0.18% of such assets in excess of $2 billion but not exceeding $3 billion; 0.165% of such assets in excess of $3 billion but not exceeding $5 billion; 0.155% of such assets in excess of $5 billion but not exceeding $8 billion; 0.15% of such assets in excess of $8 billion but not exceeding $13 billion; 0.145% of such assets in excess of $13 billion but not exceeding $21 billion; and 0.14% of such assets in excess of $21 billion; plus 2.25% of monthly gross investment income. The Board of Directors approved an amended agreement effective January 1, 1999, reducing the fees to 0.25% of the first $500 million of average net assets; 0.23% of such assets in excess of $500 million but not exceeding $1 billion; 0.21% of such assets in excess of $1 billion but not exceeding $1.5 billion; 0.19% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.17% of such assets in excess of $2.5 billion but not exceeding $4 billion; 0.16% of such assets in excess of $4 billion but not exceeding $6.5 billion; 0.15% of such assets in excess of $6.5 billion but not exceeding $10.5 billion; 0.145% of such assets in excess of $10.5 billion but not exceeding $17 billion; 0.14% of such assets in excess of $17 billion but not exceeding $27.5 billion; and 0.135% of such assets in excess of $27.5 billion; plus 2.25% of monthly gross investment income.

     DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended July 31, 1999, distribution expenses under the Plan were $52,738,000. As of July 31, 1999, accrued and unpaid distribution expenses were $8,531,000.

     American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $12,692,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

     TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $10,901,000.

     DEFERRED DIRECTORS'FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of July 31, 1999, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Directors, were $663,000.

  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

 The fund made purchases and sales of investment securities, excluding short-term securities, of $9,303,782,000 and $8,651,694,000, respectively, during the year ended July 31, 1999.

 As of July 31, 1999, accumulated undistributed net realized gain on investments was $1,038,911,000 and additional paid-in capital was $18,169,967,000. The fund reclassified $1,241,000 to undistributed net investment income from additional paid-in capital and reclassified $58,314,000 from undistributed net realized gains to additional paid-in capital for the year ended July 31, 1999 as a result of permanent differences between book and tax.
     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $961,000 includes $303,000 that was paid by these credits rather than in cash.


The Income Fund of America
Per-Share Data and Ratios
                                Year endeJuly 31
                                 ------- ---------------------  -------
                                     1999   1998   1997    1996     1995
                                 ------- ---------------------  -------

Net Asset Value, Beginning of Ye  $18.25 $18.59 $15.89  $14.92   $13.59
                                 ------- ---------------------  -------
 Income from Investment Operations:
  Net investment income              .88    .85    .86     .87      .85
  Net gains or losses on securities
   (both realized and unrealized     .45   1.11   3.55    1.11     1.29
                                 ------- ---------------------  -------
   Total from investment operati    1.33   1.96   4.41    1.98     2.14
                                 ------- ---------------------  -------
 Less Distributions:
  Dividends (from net investment
   income)                          (.88)  (.82)  (.90)   (.83)    (.75)
  Distributions (from capital gains)
                                   (1.19) (1.48)  (.81)   (.18)    (.06)
                                 ------- ---------------------  -------
   Total distributions             (2.07) (2.30) (1.71)  (1.01)    (.81)
                                 ------- ---------------------  -------
Net Asset Value, End of Year      $17.51 $18.25 $18.59  $15.89   $14.92
                                 ======= =====================  =======

Total Return *                      7.79% 11.32% 29.28%  13.46%   16.42%


Ratios/Supplemental Data:
  Net assets, end of year
   (in millions)                  $23,012$22,113$18,814 $14,459  $12,290
  Ratio of expenses to average
   net assets                       .59%   .59%   .61%    .62%      .65%
  Ratio of net income to average
   net assets                      4.99%  4.75%  5.09%   5.56%     6.12%
  Portfolio turnover rate          44.35% 34.68% 40.92%  37.77%   26.26%



* Excludes maximum sales charge
 of 5.75%.


Independent Auditors' Report

To the Board of Directors and Shareholders of The Income Fund of America, Inc.:

     We have audited the accompanying statement of assets and liabilities of The Income Fund of America, Inc. (the "Fund"), including the investment portfolio, as of July 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended. These financial statements and per-share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of The Income Fund of America, Inc. at July 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Los Angeles, California
August 27, 1999


Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the fund were earned from the following sources:


                                                    Dividends and Distributions per Share
To Shareholders           Payment Date             From Net           From Net               From Net Realized
of Record                                          Investment Income  Realized Short-term    Long-Term Gains
                                                                      Gains

September 18,1998         September 21,1998        $0.20              -                     -
December 21, 1998         December 22, 1998        0.28               -                     $1.19
March 19, 1999            March 22, 1999           0.20               -                     -
June 18, 1999             June 21, 1999            0.20               -                     -

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 35% of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 5% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

The fund also designates as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2000 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 1999 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.
                                    PART C
                               OTHER INFORMATION
                        THE INCOME FUND OF AMERICA, INC.

ITEM 23. EXHIBITS

(a) Articles of Amendment to Articles of Incorporation dated 12/17/99 and Articles Supplementary dated 12/28/99
(b) On file (see SEC files nos. 811-1880 and 2-33371)
(c) On file (see SEC files nos. 811-1880 and 2-33371)
(d) Form of Investment Advisory and Service Agreement
(e) Form of Amended and Restated Principal Underwriting Agreement
(f) None
(g) Foreign Custody Manager Agreement
(h) None
(I) Not applicable to this filing
(j) Previously filed (see post-effective #51, filed 9/27/99)
(k) None
(l) Not applicable to this filing
(m) Form of Plan of Distribution relating to Class B Shares
(n) Form of Multiple Class Plan
(o) None
(p) Code of Ethics

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

 None

ITEM 25. INDEMNIFICATION

  Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

ITEM 25. INDEMNIFICATION (CONTINUED)

  The Articles of Incorporation state:

  The Corporation shall indemnify (a) its directors to the full extent provided by the general laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures provided by such laws;
(b) its officers to the same extent it shall indemnify its directors; and (c) its officers who are not directors to such further extent as shall be authorized by the Board of Directors and be consistent with law. The foregoing shall not limit the authority of the Corporation to indemnify other employees and agents consistent with law.

  The By-Laws of the Corporation state:

            Section 5.01. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, may be indemnified by the Corporation against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding in the manner and on the terms provided by, and to the fullest extent authorized by, applicable state law, and shall be indemnified by the Corporation against such expenses, judgments, fines, and amounts in the manner and to the fullest extent required by applicable state law. However, no indemnification may be made under this section in the absence of a judicial or administrative determination absolving the prospective indemnitee of liability to the Corporation or its security holders unless, based upon a review of all material facts, (1) a majority of a quorum of directors who are neither interested persons of the Corporation nor parties to the proceeding, or (2) independent legal counsel in a written opinion, concludes that such person was not guilty of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties initiated in the conduct of his office.

           Section 5.02. No expenses incurred by a director, officer, employee, or agent of the Corporation in defending a civil or criminal action, suit, or proceeding to which he is a party may be paid or reimbursed by the Corporation in advance of the final disposition of such action, suit, or proceeding unless:

 (1) One of the following determines, on the basis of the facts then known to it, that there is reason to believe that indemnification would be permissible:

 (a) a majority of a quorum of disinterested non-party directors, or, if such a quorum cannot be obtained, a majority of a committee of two or more disinterested non-party directors duly designated to act in the matter by a majority vote of the full board;

 (b) special legal counsel selected by such a committee or such a quorum of disinterested non-party directors; or

 (c)  the stockholders; and

ITEM 25. INDEMNIFICATION (CONTINUED)

  (2) the Corporation receives the following from the prospective recipient of the advance:

 (a) a written affirmation of his good faith belief that he met the standard of conduct necessary for indemnification; and

 (b) an undertaking to repay the advance if it is ultimately determined that he is not entitled to indemnification under this Article.

           Section 5.03. The Corporation is authorized to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under the provisions of this Article. Anything in this Article V to the contrary notwithstanding, however, the Corporation shall not pay for insurance which protects any director or officer against liabilities arising from action involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; provided, that any such insurance may cover any of such categories if it provides only for payment to the Corporation and/or third parties of any damages caused by a director or officer, and also provides that the insurance company would be subrogated to the rights of the Corporation to recover from the director or officer.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

  None

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                       (2)                (3)



       NAME AND PRINCIPAL                    POSITIONS AND OFFICES            POSITIONS AND OFFICES

          BUSINESS ADDRESS                     WITH UNDERWRITER                 WITH REGISTRANT



       David L. Abzug                        Regional Vice President          None

       27304 Park Vista Road

       Agoura Hills, CA 91301



       John A. Agar                          Vice President                   None

       #61 Point West Circle

       Little Rock, AR 72211



       Robert B. Aprison                     Vice President                   None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                    Vice President                   None



       Steven L. Barnes                      Senior Vice President            None

       5400 Mount Meeker Road

       Suite 1

       Boulder, CO  80301-3508



B      Carl R. Bauer                         Assistant Vice President         None



       Michelle A. Bergeron                  Senior Vice President            None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                   Regional Vice President          None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                       Senior Vice President            None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard                     Vice President                   None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell                         Senior Vice President            None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                     Senior Vice President            None

       2320 North Austin Avenue

       Georgetown, TX  78626



       Alan Brown                            Regional Vice President          None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                        Vice President                   None



       Brian C. Casey                        Regional Vice President          None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                     Senior Vice President            None

       609 W. Littleton Blvd., Suite 310

       Greenwood Village, CO  80120



       Christopher J. Cassin                 Senior Vice President            None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                      Vice President                   None

       1301 Stoney Creek Drive

       San Ramon, CA  94538



L      Larry P. Clemmensen                   Director                         None



L      Kevin G. Clifford                     Director, President and Co-Chief    None

                                             Executive Officer



       Ruth M. Collier                       Senior Vice President            None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                       Assistant Vice President         None



H      Carlo Cordasco                        Assistant Vice President         None



       Thomas E. Cournoyer                   Vice President                   None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell                  Senior Vice President            None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



L      Carl D. Cutting                       Vice President                   None



       Daniel J. Delianedis                  Regional Vice President          None

       8689 Braxton Drive

       Eden Prairie, MN  55347



       Michael A. Dilella                    Vice President                   None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                       Senior Vice President            None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                         Senior Vice President            None

       633 Menlo Avenue, Suite 210

       Menlo Park, CA  94025



       Peter J. Doran                        Director, Senior Vice            None
                                             President

       Suite 216W

       100 Merrick Road

       Rockville Centre, NY 11570



L      Michael J. Downer                     Secretary                        None



       Robert W. Durbin                      Vice President                   None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                      Senior Vice President            None



L      Paul H. Fieberg                       Senior Vice President            None



       John Fodor                             Vice President                  None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                       Regional Vice President          None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                      Senior Vice President            None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford                   Vice President                   None



       Jeffrey J. Greiner                    Vice President                   None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                    Director                         None



B      Mariellen Hamann                      Assistant Vice President         None



       David E. Harper                       Senior Vice President            None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                       Assistant Vice President         None



       Ronald R. Hulsey                      Vice President                   None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish                       Regional Vice President          None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                   Director                         None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                      Vice President                   None



       Arthur J. Levine                      Senior Vice President            None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis                         Assistant Vice President         None



       T. Blake Liberty                      Regional Vice President          None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                          Regional Vice President          None

       5570 Beechwood Terrace

       West Des Moines, IA 50266



L      Lorin E. Liesy                        Assistant Vice President         None



L      Susan G. Lindgren                     Vice President -                 None
                                             Institutional

                                             Investment Services



LW     Robert W. Lovelace                    Director                         None



       Stephen A. Malbasa                    Vice President                   None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                      Senior Vice President            None

       5241 South Race Street

       Littleton, CO  80121



L      J. Clifton Massar                     Director, Senior Vice            None
                                             President



L      E. Lee McClennahan                    Senior Vice President            None



S      John V. McLaughlin                    Senior Vice President            None



       Terry W. McNabb                       Vice President                   None

       2002 Barrett Station Road

       St. Louis, MO  63131



L      R. William Melinat                    Vice President -                 None
                                             Institutional

                                             Investment Services



       David R. Murray                       Vice President                   None

       60 Briant Drive

       Sudbury, MA  01776



       Stephen S. Nelson                     Vice President                   None

       P.O. Box 470528

       Charlotte, NC  28247-0528



       William E. Noe                        Regional Vice President          None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                        Vice President                   None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                         Vice President                   None

       62 Park Drive

       Glenview, IL  60025

       Gary A. Peace                         Regional Vice President          None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                       Regional Vice President          None

       6133 Calle del Paisano

       Scottsdale, AZ 85251



       Fredric Phillips                      Senior Vice President            None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                   Assistant Vice President         None



       Carl S. Platou                        Vice President                   None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



L      John O. Post                          Senior Vice President            None



S      Richard P. Prior                      Vice President                   None



       Steven J. Reitman                     Senior Vice President            None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                      Vice President                   None

       P.O. Box 472245

       Charlotte, NC  28247



       George S. Ross                        Senior Vice President            None

       55 Madison Avenue

       Morristown, NJ  07960



L      Julie D. Roth                         Vice President                   None



L      James F. Rothenberg                   Director                         None



       Douglas F. Rowe                       Vice President                   None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                  Regional Vice President          None

       9417 Beverlywood Street

       Los Angeles, CA  90034

       Dean B. Rydquist                      Senior Vice President            None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                     Senior Vice President            None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti                   Vice President                   None

       31465 St. Andrews

       Westlake, OH  44145



L      R. Michael Shanahan                   Director                         None



       David W. Short                        Chairman of the Board and        None

       1000 RIDC Plaza, Suite 212            Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon                      Senior Vice President            None

       912 Castlehill Lane

       Devon, PA 19333



L      John C. Smith                         Assistant Vice President -       None

                                             Institutional Investment
                                             Services



       Rodney G. Smith                       Vice President                   None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie Snyder-Senft                  Assistant Vice President         None



       Anthony L. Soave                      Regional Vice President          None

       8831 Morning Mist Drive

       Clarkston, MI 48348



       Theresa Souiller                      Assistant Vice President         None

       2652 Excaliber Court

       Virginia Beach, VA 23454



       Nicholas D. Spadaccini                Regional Vice President          None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                  Assistant Vice President         None

       Daniel S. Spradling                   Senior Vice President            None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



LW     Eric H. Stern                         Director                         None



B      Max D. Stites                         Vice President                   None



       Thomas A. Stout                       Regional Vice President          None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                     Vice President                   None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                  Senior Vice President            None

       31641 Saddletree Drive

       Westlake Village, CA  91361



L      Drew W. Taylor                        Assistant Vice President         None



S      James P. Toomey                       Vice President                   None



I      Christopher E. Trede                  Vice President                   None



       George F. Truesdail                   Vice President                   None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                  Vice President                   None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                        Regional Vice President          None

       7 Gladstone Lane

       Laguna Niguel, CA 92677



       Thomas E. Warren                      Regional Vice President          None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb                         Senior Vice President,           None

                                             Treasurer and Controller

       Gregory J. Weimer                     Vice President                   None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                      Director                         None



       George Wenzel                         Regional Vice President          None

       3406 Shakespeare Drive

       Troy, MI 48084



H      J. D. Wiedmaier                       Assistant Vice President         None



       Timothy J. Wilson                     Vice President                   None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                     Vice President                   None



H      Marshall D. Wingo                     Director, Senior Vice            None
                                             President



L      Robert L. Winston                     Director, Senior Vice            None
                                             President



       William R. Yost                       Vice President                   None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Janet M. Young                        Regional Vice President          None

       1616 Vermont

       Houston, TX  77006



       Scott D. Zambon                       Regional Vice President          None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 None


                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of San Francisco, and State of California on the 5th day of January, 2000.

      THE INCOME FUND OF AMERICA, INC.
      By /s/ Patrick F. Quan
       Patrick F. Quan, Secretary

ATTEST:
/s/ Jennifer L. Yardley
Jennifer L. Yardley

 Pursuant to the requirements of the Securities Act of 1933, this amendment to its registration statement has been signed below on January 5, 2000 by the following persons in the capacities indicated.

         Signature                               Title



(1)      Principal Executive Officer:            President and
                                                 Director
         /s/ Janet A. McKinley
         (Janet A. McKinley)
(2)      Principal Financial Officer and
         Principal Accounting Officer:           Treasurer
         /s/ Mary C. Hall
         (Anthony W. Hynes, Jr.)
(3)      Directors:
         Robert A. Fox*                          Director
         Roberta L. Hazard*                      Director
         Leonade D. Jones*                       Director
         John G. McDonald*                       Director
         James K. Peterson*                      Director
         /s/ James W. Ratzlaff                   Director
         (James W. Ratzlaff)
         Henry E. Riggs*                         Director
         Walter P. Stern*                        Chairman
         Patricia K. Woolf*                      Director

*By /s/ Patrick F. Quan
 Patrick F. Quan, Attorney-in-Fact